As filed with the Securities and Exchange Commission on April 29, 2005

                           1933 Act File No. 33-45973
                           1940 Act File No. 811-6576

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549
                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 55                       [X]

                                       and

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 56                              [X]

                            SCUDDER ADVISOR FUNDS III
               (Exact Name of Registrant as Specified in Charter)

                      One South Street, Baltimore, MD 21202
                    (Address of Principal Executive Offices)

                                 (410) 895-5000
                         (Registrant's Telephone Number)

                             Daniel O. Hirsch, Esq.
                                One South Street
                               Baltimore, MD 21202
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Burton M. Leibert, Esq.
                          Willkie Farr & Gallagher LLP
                               787 Seventh Avenue
                             New York, NY 10019-6099

It is proposed that this filing will become effective (check appropriate box):

/_/   immediately upon filing pursuant to paragraph (b)
/X/   on April 30, 2005 pursuant to paragraph (b)
/_/   60 days after filing pursuant to paragraph (a)(1)
/_/   on ___________ pursuant to paragraph (a)(1)
/_/   75 days after filing pursuant to paragraph (a)(2)
/_/   on ___________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                    Money Market Fund Investment
                                                                      Prospectus

                                                                  April 30, 2005




                                                               [GRAPHIC OMITTED]






Like shares of all mutual funds,
these securities have not been
approved or disapproved by the
Securities and Exchange
Commission, nor has the
Securities and Exchange
Commission passed upon the
accuracy or adequacy of this
prospectus. Any representation
to the contrary is a criminal                   Deutsche Asset Management [LOGO]
offense.                                     A Member of the Deutsche Bank Group

Contents
--------------------------------------------------------------------------------

  Overview of the Fund                   A Detailed Look at the Fund

    3  Goal                                7  Objective

    3  Core Strategy                       7  Strategy

    3  Investment Policies and             8  Principal Investments
       Strategies
                                           9  Risks
    4  Principal Risks of Investing
       in the Fund                        11  Who Manages and Oversees
                                              the Fund
    4  Who Should Consider Investing
       in the Fund                        14  Calculating the Fund's Share
                                              Price
    5  Total Returns, After Fees and
       Expenses                           15  Understanding Distributions
                                              and Taxes
    6  Annual Fund Operating
       Expenses                           16  Buying and Selling Fund Shares

                                          26  Financial Highlights

--------------------------------------------------------------------------------
                                                       ticker symbol     BPYXX
                                                         fund number     838

  Money Market Fund Investment
--------------------------------------------------------------------------------

Overview of the Fund


Goal: The fund seeks a high level of current income consistent with liquidity and the preservation of capital.

Core Strategy: The fund invests in high quality money market instruments.

Investment Policies and Strategies: The fund invests all of its assets in a master portfolio with the same goal as the fund. The fund, through the master portfolio, seeks to achieve its goal by investing in high quality money market instruments, maintaining a dollar-weighted average maturity of 90 days or less. The fund attempts to maintain a stable share price by investing in high quality securities that are valued in US dollars and have remaining maturities of 397 days or less. The fund invests more than 25% of its total assets in banks and other financial institutions.

Principal Risks of Investing in the Fund


Although the fund seeks to preserve the value of your investment at $1.00 a share, there are risks associated with investing in the fund. For example:

o A sharp rise in interest rates could cause the bond market and individual securities in the fund's portfolio to decline in value.

o An issuer's creditworthiness could decline, which in turn may cause the value of a security in the fund's portfolio to decline.

o Changes in interest rates or economic downturns could have a negative effect on issuers in the financial services industry.

o  Securities held by the fund could perform poorly.



Who Should Consider Investing in the Fund


The fund requires a minimum investment of $2,000. You should consider investing in the fund if you are looking for a liquid investment that offers income approximating money market rates and preserves the value of your capital.

You should not consider investing in the fund if you seek long-term capital growth. Although it provides a convenient means of diversifying short-term investments, the fund by itself does not constitute a balanced investment program.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the fund.

Total Returns, After Fees and Expenses


The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the fund by showing changes in the fund's performance year to year. The bar chart shows the fund's actual return for each of the past ten calendar years. The table shows the fund's average annual return over the last calendar year, the last five calendar years and the last ten calendar years.

As of December 31, 2004, the fund's 7-day yield was 1.85%. To learn the current 7-day yield, investors may call the fund's Service Center at 1-800-730-1313.

--------------------

The 7-day yield, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. The "total return" of the fund is the change in the value of an investment in the fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the fund over a given period.


Money Market Fund Investment

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1995      5.76
1996      5.24
1997      5.40
1998      5.35
1999      4.99
2000      6.28
2001      4.04
2002      1.55
2003      0.89

2004      1.09


2005 Total Return as of March 31: 0.53%


During the periods shown, the fund's highest return in any calendar quarter was 1.61% (Q4 2000) and its lowest quarterly return was 0.19% (Q3 2003). Past performance offers no indication of how the fund will perform in the future.


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2004
--------------------------------------------------------------------------------

          1 Year                     5 Years                    10 Years
--------------------------------------------------------------------------------

           1.09                        2.75                       4.04
--------------------------------------------------------------------------------

Annual Fund Operating Expenses


(expenses paid from fund assets)

The Annual fund Operating Expenses table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Management  Fees                                                    0.15%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                            None
--------------------------------------------------------------------------------

Other Expenses                                                      0.38
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses^1                              0.53
--------------------------------------------------------------------------------
Less: Fee Waiver or Expense Reimbursements^2                       -0.18

--------------------------------------------------------------------------------
Net Expenses                                                        0.35
--------------------------------------------------------------------------------


The example below illustrates the expenses you would have incurred on a $10,000 investment in the fund. The numbers assume that the fund earned an annual return of 5% over the periods shown, that the fund's operating expenses remained the same, and that you sold your shares at the end of the period.

You may use this hypothetical example to compare the fund's expense history with other funds. The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.


--------------------------------------------------------------------------------
Example^3                1 Year        3 Years         5 Years        10 Years
--------------------------------------------------------------------------------

                          $36            $152           $278            $648
--------------------------------------------------------------------------------

^1 Information on the annual operating expenses reflects the expenses of both the fund and the Cash Management Portfolio, the master portfolio in which the fund invests its assets. (A further discussion of the relationship between the fund and the master portfolio appears in the "Organizational Structure" section of this prospectus.)

^2 The investment advisor and administrator have contractually agreed through April 30, 2006, to waive a portion of their fees and reimburse expenses so that the total operating expense ratio (excluding extraordinary expenses) remains at the level indicated as "Net Expenses."


^3 For the first year in each period, the expense example takes into account fee waivers and/or expense reimbursements.

A Detailed Look at the Fund


Objective


The fund seeks a high level of current income consistent with liquidity and the preservation of capital by investing in high quality short-term money market instruments.

While we give priority to earning income and maintaining the value of the fund's principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change or an issuer's creditworthiness changes.



Strategy


The fund seeks current income by investing in high quality money market securities and maintains a dollar-weighted average maturity of 90 days or less. The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940. The fund follows two policies designed to maintain a stable share price:

o Generally, fund securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.

o The fund buys US government debt obligations, money market instruments and other debt obligations that at the time of purchase:

   - have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);

   - have received one of the two highest short-term ratings from one NRSRO (if only one organization rates the security);

   - are unrated, but are determined to be of comparable quality by the advisor; or

   - have no short-term rating, but are rated in one of the top three highest long-term rating categories, and are determined to be of comparable quality by the advisor.

Principal Investments


The fund may invest in high quality, short-term, US dollar denominated money market instruments paying a fixed, variable or floating interest rate. These include:

o Debt obligations issued by US and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, euro-time deposits, commercial paper (including assetbacked commercial paper), notes, funding agreements and US government securities. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security's maturity.


o US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US Government.

o Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

o Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.


Because many of the fund's principal investments are issued or credit-enhanced by banks or other financial institutions, under normal market conditions, the fund invests more than 25% of its total assets in the financial services industry. The fund may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

Working in consultation with the portfolio managers, the credit team screens potential securities and develops a list of those that the fund may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Risks


Set forth below are some of the prominent risks associated with money market mutual funds, and our approaches to contain them. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed. If a security no longer meets the fund's credit rating requirements, we will attempt to sell that security within a reasonable time, unless selling the security would not be in the fund's best interest.



Primary risks


There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline. To minimize such price fluctuations, we limit the dollar-weighted average maturity of the securities held by the fund to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risks, the fund only buys high quality securities with minimal credit risk. Also, the fund primarily buys securities with remaining maturities of 397 days (about 13 months) or less. This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.


Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.


Security Selection Risk. While the fund invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the fund to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the fund can lose money because:


o  it cannot sell the securities at the agreed-upon time and price; or

o  the securities lose value before they can be sold.


The fund seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Concentration Risk. Because the fund invests more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Banks and other financial services companies are highly dependent on short-term interest rates and can be adversely affected by downturns in the US and foreign economies or changes in banking regulations.

Prepayment Risk. When a bond issuer, such as an issuer of assetbacked securities, retains the right to pay off a high yielding bond before it comes due, the fund may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the fund's income. It may also create a capital gains tax liability because bond issuers usually pay a premium for the right to pay off bonds early.


For more information


This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

The fund's complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.

Keep in mind that there is no assurance that any mutual fund will achieve its goal.



Who Manages and Oversees the Fund


Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles. Deutsche Asset Management, Inc. ("DeAM, Inc.") is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., DeAM, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.



The investment advisor

DeAM, Inc., with offices at 280 Park Avenue, New York, NY 10017, acts as the Portfolio's investment advisor. As investment advisor, DeAM, Inc., under the supervision of the Board of Trustees, makes the Portfolio's investment decisions. It buys and sells securities for the Portfolio and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and for negotiating brokerage commissions and dealer charges.

DeAM, Inc. received a fee of 0.12%, net of waivers, of the Portfolio's average daily net assets for its services in the last fiscal year.


Organizational Structure. Money Market Fund Investment is a "feeder fund" that invests all of its assets in a "master portfolio," the Cash Management Portfolio. The fund and the Portfolio have the same investment objective.

The Portfolio may accept investments from other feeder funds. The feeder funds bear the master portfolio's expenses in proportion to their investment in the master portfolio. Each feeder fund can set its own transaction minimums, fund-specific expenses and other conditions. This arrangement allows the fund's Trustees to withdraw the fund's assets from the Portfolio if they believe doing so is in the shareholders' best interests. If the Trustees withdraw the fund's assets, they would then consider whether the fund should hire its own investment advisor, invest in a different master portfolio or take other action.

Other Services. Investment Company Capital Corp. ("ICCC"), an affiliate of DeAM, Inc., provides administrative services -- such as portfolio accounting, legal services and sending proxy statements, shareholder reports and updated prospectus information to you; and collecting your executed proxies. Scudder Investment Service Company ("SISC"), also an affiliate of DeAM, Inc., serves as the fund's transfer agent. SISC, or your financial advisor, performs the functions necessary to establish and maintain your account.


Besides setting up the account and processing your purchase and sale orders, these functions include:


o  keeping accurate, up-to-date records for your individual fund account;


o  implementing any changes you wish to make in your account information;


o  processing your requests for cash dividends and distributions from the fund;
   and

o answering your questions on the fund's investment performance or administration.

Financial advisors include brokers or any bank, dealer or any other financial institution that has a sub-shareholder servicing agreement with SISC. Financial advisors may charge additional fees to investors only for those services not otherwise included in the SISC servicing agreement, such as cash management, or special trust or retirement-investment reporting.


Regulatory and litigation matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industrywide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.



The portfolio managers


A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market funds.

Calculating the Fund's Share Price


We calculate the daily price of the fund's shares (also known as the "Net Asset Value" or "NAV") on each day the fund is open for business, as of 2:00 p.m. Eastern time. The Portfolio that the fund invests in may calculate its NAV at a later time. The bond markets or other primary trading markets for the fund may close early on the day before or after certain holidays are observed (for example, on the day after Thanksgiving and the day before Christmas). If the Bond Market Association recommends an early close of the bond markets, the fund also may close early. You may call the Service Center at 1-800-730-1313 for additional information about whether the fund will close early before a particular holiday. On days the fund closes early:

o All orders received prior to the fund's close will be processed as of the time the fund's NAV is next calculated.

o Redemption orders received after the fund's close will be processed as of the time the fund's NAV is next calculated.

o Purchase orders received after the fund's close will be processed the next business day.

The fund uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities it buys. This method writes down the premium -- or marks up the discount -- at a constant rate until maturity. It does not reflect daily fluctuations in market value. The fund's Net Asset Value will normally be $1.00 a share.



--------------------------------------------------------------------------------

Generally, the fund is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Columbus Day (the second Monday in October), Veterans' Day (November 11), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The fund may accept purchase or sale orders on days other than the days listed above, if the New York Stock Exchange is closed due to unforeseeable circumstances, but the "Fed wire" is open, the primary trading markets for the fund's portfolio instruments are open and the fund's management believes there is adequate liquidity.

Understanding Distributions and Taxes


By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. The fund can earn money in two ways; by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (The fund's earnings are separate from any gains or losses stemming from your own purchase and sale of fund shares.) The fund may not always pay a dividend or distribution for a given period.

The fund's income dividends are declared daily and paid monthly to shareholders. The fund may take into account capital gains and losses in its daily dividend declarations.

The fund may make additional distributions for tax purposes if necessary.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all sent to you by check or wire, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested.

For federal income tax purposes, distributions of investment income are taxable as ordinary income. The fund does not expect to make distributions that are eligible for taxation as long-term capital gains or as qualified dividend income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares. For retirement plans, reinvestment is the only option.

Because the fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares. For tax purposes, an exchange is the same as a sale.


You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.


The fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

The above discussion is applicable to shareholders who are US persons. If you are a non-US person, please contact your own tax advisor with respect to the US tax consequences to you of an investment in the fund.

Buying and Selling Fund Shares


How to contact the fund's Service Center

------------------------------------------------------------------
By Phone:          1-800-730-1313
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First Investment   Deutsche Asset Management
By Mail:           c/o Scudder Investments
                   PO Box 219356
                   Kansas City, MO 64121-9356
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Additional         Deutsche Asset Management
Investments By     c/o Scudder Investments
Mail:              PO Box 219154
                   Kansas City, MO 64121-9154
 ------------------------------------------------------------------
By Express         Deutsche Asset Management
Registered or      c/o Scudder Investments
Certified Mail:    210 W. 10th Street
                   Kansas City, MO 64105-1614
------------------------------------------------------------------

Our representatives are available to assist you personally Monday through Friday, 9:00 a.m. to 6:00 p.m., Eastern time each day the New York Stock Exchange is open for business. You can reach the Service Center's automated assistance line 24 hours a day, 7 days a week.

If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are outside those described by the fund. Please note that a financial advisor may charge fees separate from those charged by the fund.

Minimum account investments

------------------------------------------------------------------
Initial purchase:
------------------------------------------------------------------
   Initial investment in Investment Class shares      $2,000
------------------------------------------------------------------

   IRA account, initial investment                    $1,000
------------------------------------------------------------------
   Initial investment for shareholders of other         $500
      Deutsche Asset Management funds' Investment
      Class shares

------------------------------------------------------------------
   Automatic investment plan, initial investment        $250
------------------------------------------------------------------
   Minimum investment for qualified retirement            $0
      plans (such as 401(k), pension or profit
      sharing plans)
------------------------------------------------------------------
Account balance:
------------------------------------------------------------------
   Non-retirement account                               $500
------------------------------------------------------------------
   IRA account                                            $0
------------------------------------------------------------------

Accounts opened through a financial advisor may have different minimum investment amounts.


The fund and its service providers reserve the right to waive or reduce the investment minimums from time to time at their discretion. Shares of the fund may be offered to directors and trustees of any mutual fund advised or administered by DeAM, Inc. or its affiliates, or employees of Deutsche Bank AG, their spouses and minor children without regard to the minimum investment required.

How to open your fund account

------------------------------------------------------------------
By Mail:           Complete and sign the account application
                   that accompanies this prospectus. (You may
                   obtain additional applications by calling the Service Center.) Mail the completed application along with a check payable to the fund to the Service Center. The addresses are shown under "How to contact the fund's
                   Service Center."
------------------------------------------------------------------
By Wire:           Call the Service Center to set up a wire
                   account.
------------------------------------------------------------------


Please note that your account cannot become activated until we receive a completed application via mail or fax.

If this is your first investment through a tax-sheltered retirement plan, such as an IRA, you will need a special application form. This form is available from your financial advisor, or by calling the Service Center at 1-800-730-1313.

Two ways to buy and sell shares in your account

MAIL:


Buying: Send your check, payable to the fund, to the Service Center. Be sure to include the fund number and your account number (see your account statement) on your check. Please note that we cannot accept cash, money orders, traveler's checks, starter checks, third-party checks, checks drawn on foreign banks or checks issued by credit card companies or internet based companies. If you are investing in more than one fund, make your check payable to "Deutsche Asset Management" and include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund. The fund number is 838.

Selling: Send a signed letter to the Service Center with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. Your signature must be guaranteed if the amount is more than $100,000, or if the redemption proceeds will be sent to an address other than the one on record. Unless exchanging into another Deutsche Asset Management or Scudder Investments fund, you must submit a written authorization to sell shares in a retirement account.


WIRE:


Buying: You may buy shares by wire only if your account is authorized to do so. Please note that you or your financial advisor must call the Service Center at 1-800-730-1313 by 2:00 pm Eastern time to notify us in advance of a wire transfer purchase. Inform the Service Center of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received on the same business day that you place your purchase order.


------------------------------------------------------------------
Bank Name:         Deutsche Bank Trust Company Americas
------------------------------------------------------------------
Routing No:        021001033
------------------------------------------------------------------
Attn:              Deutsche Asset Management Funds
------------------------------------------------------------------
DDA No:            00-226-296
------------------------------------------------------------------
FBO:               (Account name)
                   (Account number)
------------------------------------------------------------------
Credit:            Money Market Fund Investment -- 838
------------------------------------------------------------------

Refer to your account statement for the account name, number and fund number.


Selling: You may sell shares by wire only if your account is authorized to do so. You will be paid for redeemed shares by wire transfer of funds to your financial advisor or bank upon receipt of a duly authorized redemption request as promptly as feasible. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your financial advisor or the Service Center at 1-800-730-1313 prior to 2:00 p.m. Eastern time. Inform the Service Center representative of the amount of your redemption and receive a trade confirmation number. We must receive your order by 2:00 p.m. Eastern time to wire your account the same business day. All orders placed after 2:00 p.m. Eastern time will be wired to your account the next business day. Wire transfers may be restricted on holidays and at certain other times.


Important information about buying and selling shares

o To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

o We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.


o We will attempt to collect any missing required and requested information by contacting you or your financial advisor. If we are unable to obtain this information within the time frames established by the fund, then we may reject your application and order.

o The fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated. In addition, while we attempt to verify your identity, we may limit your ability to purchase or exchange fund shares.

o If we are unable to verify your identity within time frames established by the fund, after a reasonable effort to do so, you will receive written notification.

o The fund generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.


o Because orders placed through a financial advisor must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. Your financial advisor should be able to tell you when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.


o You may buy and sell shares of the fund through authorized financial advisors as well as directly from the Service Center. The same terms and conditions apply. The price at which you buy and sell shares is based on the next calculation of the NAV after the order is received by the Service Center or your financial advisor, provided that your financial advisor forwards your order to the Service Center in a timely manner. You should contact your financial advisor if you have a dispute as to when your order was placed with the fund. Your financial advisor may charge a fee for buying and selling shares for you.

o You may place orders to buy and sell over the phone by calling your financial advisor or the Service Center at 1-800-730-1313. If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 p.m. Eastern time, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred. To sell shares you must state whether you would like to receive the proceeds by wire or check.

o If we receive your purchase order before 2:00 p.m. Eastern time (or earlier, if the fund closes early) you will receive the dividends declared that day. If we receive it after 2:00 p.m. Eastern time, you will not.

o If we receive your order to sell shares after 2:00 p.m. Eastern time (or earlier, if the fund closes early) you will receive the dividends declared that day. If we receive it before 2:00 p.m. Eastern time, you will not.

o After we or your financial advisor receive your order, we buy or sell your shares at the next price calculated on a day the fund is open for business.

o The payment of redemption proceeds (including exchanges) for shares of the fund recently purchased by check may be delayed for up to 10 calendar days while we wait for your check to clear.


o Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

o We reserve the right to withdraw or suspend the offering of shares at any time.

o We reserve the right to withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding.

o We reserve the right to reject a new account application if you don't provide any required or requested identifying information, or for other reasons.

o We reserve the right to refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and /or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by governmental authority or by applicable law.

o We reserve the right to close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable redemption fees); you may be subject to gain or loss on the redemption of your fund shares and you may incur tax liability.

o We reserve the right to close your account and send you the proceeds if your balance falls below the fund's minimum account balance; we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in Deutsche fund shares or in any case where a fall in share price created the low balance).


o When you want to send sale proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances. A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and we must be provided the original guarantee.

o We reserve the right to pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less.

o We reserve the right to change, add, or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege or adjust the fund's investment minimum at any time).


o We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when redeeming or exchanging shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

o Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial advisor or the Service Center for more information.

o During periods of heavy market activity, you may have trouble reaching the Service Center by telephone. If this occurs, you should make your request by mail.


o The fund reserves the right to reject purchases of fund shares (including purchases that are part of an exchange) for any reason. The fund reserves the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists that prohibits the fund from disposing of its portfolio securities or pricing its shares; or 4) in the event of a closing of the Federal Reserve Bank's wire payment system until a reasonable time after the system reopens; but in any event the fund may not delay payments more than seven days except under the previous four circumstances.

o Account Statements and Fund Reports: We or your financial advisor will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. We will send you a semi-annual and annual on your fund's overall performance, its current holdings and its investing strategies.

Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the advisor does not monitor or limit short-term and excessive trading activity in the fund and, accordingly, the Board of the fund has not approved any policies and procedures designed to limit this activity. However, the fund reserves the right to and may reject or cancel a purchase or exchange order into a money market fund for any reason, including if, in the opinion of the advisor, there appears to be a pattern of short-term and excessive trading by an investor in other Deutsche Asset Management or Scudder Investments funds.

Exchange Privilege. You can exchange all or part of your shares for shares of certain other Deutsche Asset Management or Scudder Investments mutual funds. When you exchange shares, you are selling shares in one fund to purchase shares in another. Exchanges are a shareholder privilege, not a right: we may reject any exchange order. Before buying shares through an exchange, you should be sure to obtain a copy of that fund's prospectus and read it carefully. You will receive a written confirmation of each transaction from the Service Center or your financial advisor.


Please note the following conditions:

o The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

o You may make the exchange by phone (if your account has the exchange by phone feature) or by letter.

o If you are maintaining a taxable account, you may have to pay taxes on the exchange.

o Your exchange must meet the minimum investment requirement for the fund being purchased.

o  The accounts between which you exchange must be the same share class.

Special shareholder services

To help make investing with us as easy as possible, and to help you build your investment, we offer the following special services. You can obtain further information about these programs by calling the Service Center at 1-800-730-1313.

o Regular Investments: You can make regular investments automatically from your checking account. You will need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum.

o Regular Withdrawals: You can arrange regular monthly, quarterly, semi-annual and annual sales of shares in your account. The minimum transaction is $50, and the account must have a balance of at least $10,000 to qualify. You will need to make sure your bank has ACH services. Transactions take two to three days to be completed and there is a $50 minimum.

o Checkwriting: We issue you a checkbook linked to your account. You can sell shares by writing a check for the desired amount free of charge, but you cannot close your account by check. You continue to earn dividends on the shares you sell by check until the check clears. The minimum check amount is $500.

Financial Highlights


The table below provides a picture of the fund's financial performance for the past five years. Certain information selected reflects financial results for a single fund share. The total returns in the table represent the rate of return that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.

Money Market Fund Investment


--------------------------------------------------------------------------------
Years Ended December 31,               2004     2003     2002    2001     2000
--------------------------------------------------------------------------------


Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                .011     .009     .015     .04      .06
--------------------------------------------------------------------------------
  Net realized and unrealized gain       --       --       --      --       --
  (loss) on investment transactions^b
--------------------------------------------------------------------------------
  Total from investment operations     .011     .009     .015     .04      .06
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income               (.011)   (.009)   (.015)   (.04)    (.06)
--------------------------------------------------------------------------------
Net asset value, end of period       $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Total Return (%)^a                     1.09      .89     1.55    4.04     6.28
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)  394      415      474     429      386
--------------------------------------------------------------------------------
Ratio of expenses before expense        .53      .52      .52     .51      .52
reductions, including expenses
allocated from Scudder Cash
Management Portfolio (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense         .35      .35      .35     .35      .35
reductions, including expenses
allocated from Scudder Cash
Management Portfolio (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)     1.09      .89     1.54    3.88     5.99
--------------------------------------------------------------------------------

^a    Total return would have been lower had certain expenses not been reduced.

^b    Amount is less than $.0005 per share.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
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Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

You can find more detailed information about the fund in the current Statement of Additional Information, dated April 30, 2005, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semiannual report, or if you have questions about investing in a fund, write to us at: Deutsche Asset Management c/o Scudder Investments, PO Box 219356, Kansas City, MO 64121-9356 or call our toll-free number: 1-800-730-1313.

You can find reports and other information about the fund on the EDGAR Database on the SEC Web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.




Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808
                                          SEC File Number:
A Member of
Deutsche Asset Management [LOGO]          Money Market Fund Investment  811-6576

                                             STATEMENT OF ADDITIONAL INFORMATION


                                                                  April 30, 2005


Scudder Advisor Funds III

Money Market Fund Investment


Scudder Advisor Funds III (the "Trust") is an open-end management investment company that offers investors a selection of investment portfolios, each having distinct investment objectives and policies. This Statement of Additional Information ("SAI") relates to Money Market Fund Investment (the "Fund").


The Trust seeks to achieve the investment objective of the Fund by investing all the investable assets of the Fund in the Cash Management Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund.


Shares of the Fund are sold by Scudder Distributors, Inc. ("SDI"), the Trust's distributor (the "Distributor"), to clients and customers (including affiliates and correspondents) of Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), and to clients and customers of other organizations.

The Fund's Prospectus dated April 30, 2005, which may be amended from time to time, provides the basic information investors should know before investing. This SAI, which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Prospectus. You may request a copy of a prospectus or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Trust at the telephone number listed below or by contacting any Service Agent (which is a broker, financial advisor or other bank, dealer or other institution that has a sub-shareholder servicing agreement with the Fund's Transfer Agent. Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Fund's Prospectus. The financial statements for the Fund and the Portfolio for the fiscal year ended December 31, 2004, are incorporated herein by reference to the Annual Report to shareholders for the Fund and Portfolio dated December 31, 2004. A copy of the Fund's and the Portfolio's Annual Report may be obtained without charge by calling the Fund at 1-800-730-1313.




                         DEUTSCHE ASSET MANAGEMENT, INC.
                       Investment Advisor of the Portfolio

                        INVESTMENT COMPANY CAPITAL CORP.
                     Administrator of the Fund and Portfolio

                           SCUDDER DISTRIBUTORS, INC.
                                   Distributor

                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS.............................1
         Investment Objective...............................................1
         Investment Policies................................................1
         Additional Risk Factors............................................6
         Investment Restrictions............................................7
         Portfolio Turnover.................................................9
         Disclosure of Portfolio Holdings..................................10
         Portfolio Transactions............................................10

NET ASSET VALUE............................................................12

PURCHASE AND REDEMPTION INFORMATION........................................13
         Purchase of Shares................................................13
         Redemption of Shares..............................................14

MANAGEMENT OF THE TRUST AND PORTFOLIO......................................32
         Code of Ethics....................................................32
         Proxy Voting Guidelines...........................................33
         Investment Advisor................................................34
         Administrator.....................................................35
         Distributor.......................................................36
         Transfer Agent and Service Agent..................................36
         Custodian.........................................................37
         Expenses..........................................................37
         Counsel and Independent Registered Public Accounting Firm.........37

ORGANIZATION OF THE TRUST..................................................37

TAXES......................................................................39

FINANCIAL STATEMENTS.......................................................41

APPENDIX...................................................................42

DESCRIPTION OF SECURITIES RATINGS..........................................42

                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

Investment Objective


The Fund's investment objective is to seek a high level of current income consistent with liquidity and the preservation of capital through investment in a portfolio of high quality short-term money market instruments. There can, of course, be no assurance that the Fund will achieve its investment objective.


Investment Policies

The Fund seeks to achieve its investment objective(s) by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. The Trust may withdraw the Fund's investment from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so.

Since the investment characteristics of the Fund will correspond directly to those of the Portfolio in which the Fund invests all of its assets, the following is a discussion of the various investments of and techniques employed by the Portfolio.

Quality and Maturity of the Portfolio's Securities. The Portfolio will maintain a dollar-weighted average maturity of 90 days or less. All securities in which the Portfolio invests will have, or be deemed to have, remaining maturities of 397 days or less on the date of their purchase and will be denominated in U.S. dollars. The Advisor, acting under the supervision of and procedures adopted by the Board of Trustees of the Portfolio, will also determine that all securities purchased by the Portfolio present minimal credit risks. The Advisor will cause the Portfolio to dispose of any security as soon as practicable if the security is no longer of the requisite quality, unless such action would not be in the best interest of the Portfolio. High-quality, short-term instruments may result in a lower yield than instruments with a lower quality or longer term.


Obligations of Banks and Other Financial Institutions. The Portfolio may invest in U.S. dollar-denominated high quality fixed rate or variable rate obligations of U.S. or foreign financial institutions, including banks, which have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if that NRSRO is the only NRSRO that rates such obligations) or, if not so rated, are believed by the Advisor to be of comparable quality or, if the obligation has no short-term rating, is rated in one of the top three highest long-term rating categories by a NRSRO and are believed by the Advisor to be of comparable quality. Obligations of domestic and foreign financial institutions in which the Portfolio may invest include (but are not limited to) certificates of deposit, bankers' acceptances, bank time deposits, commercial paper, and other U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign financial institutions, including banks.


For purposes of the Portfolio's investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If the Advisor deems the instruments to present minimal credit risk, the Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks, which may include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan, Canada, and Australia.

Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, difficulty or inability of pursuing legal remedies and obtaining judgments in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks.

Under normal market conditions, the Portfolio will invest a significant portion of its assets in bank and other financial institution obligations. The Portfolio's concentration of its investments in the obligations of banks and other financial institutions will cause the Portfolio to be subject to the risks peculiar to these industries to a greater extent than if its investments were not so concentrated.

Commercial Paper. The Portfolio may invest in fixed rate or variable rate commercial paper, issued by U.S. or foreign entities. Commercial paper consists of short-term (usually up to one year) unsecured promissory notes issued by U.S. or foreign entities in order to finance their current operations.

Commercial paper when purchased by the Portfolio must be rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such security) or, if not so rated, must be believed by the Advisor to be of comparable quality. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches and subsidiaries of U.S. and foreign banks. Any commercial paper issued by a foreign entity and purchased by the Portfolio must be U.S. dollar-denominated and must not be subject to foreign withholding tax at the time of purchase.

For a description of commercial paper ratings, see the Appendix to this SAI.

Variable Rate Master Demand Notes. Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable rate master demand notes are direct lending arrangements between the Portfolio and the issuer, they are not ordinarily traded. Although no active secondary market may exist for these notes, the Portfolio will purchase only those notes under which it may demand and receive payment of principal and accrued interest daily or may resell the note at any time to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy the Advisor, acting under the supervision of the Board of Trustees of the Portfolio, that the same criteria as set forth above for issuers of commercial paper are met. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market and could, for this or other reasons, suffer a loss to the extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances. (See "Quality and Maturity of the Portfolio's Securities" herein.)

U.S. Government Obligations. The Portfolio may invest in obligations issued or guaranteed by the U.S. government and include: (1) direct obligations of the U.S. Treasury and (2) obligations issued by U.S. government agencies and instrumentalities ("U.S. Government Obligations"). Included among direct obligations of the U.S. are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the U.S. are: instruments that are supported by the full faith and credit of the U.S. (such as certificates issued by the Government National Mortgage Association ("GNMA" or "Ginnie Mae")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported solely by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA" or "Fannie Mae") and Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac")).

Other U.S. government securities the Portfolio may invest in include (but are not limited to) securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the U.S., Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Portfolio will invest in obligations issued by such an instrumentality only if the Advisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Portfolio.

The Portfolio may also invest in separately traded principal and interest component of securities guaranteed or issued by the U.S. government or its agencies, instrumentalities or sponsored enterprises if such components trade independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS") or any similar program sponsored by the U.S. government. STRIPS are sold as zero coupon securities.

Other Debt Obligations. The Portfolio may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase meet the Portfolio's minimum credit quality standards, or, if unrated, have been determined by the Advisor to be of comparable quality or, if the obligations have no short-term rating, are rated in one of the top three highest long-term rating categories or have been determined by the Advisor to be of comparable quality.


Asset-Backed Securities. The Portfolio may invest in securities generally referred to as asset-backed securities. Asset-backed securities are secured by and payable from, or directly or indirectly represent undivided fractional interests in, assets such as pools of consumer loans, trade receivables or other types of loans held in a trust. Such assets are securitized through the use of trusts and special purpose corporations. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets. Payments of principal and interest are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement is exhausted, certificate-holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of the securities also may change because of changes in the market's perception of creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed securities are ultimately dependent upon payment of loans and receivables by individuals, businesses and other borrowers, and the certificate-holder generally has no recourse against the entity that originated the loans.


The underlying assets of asset-backed securities include assets such as (but not limited to) first lien mortgages, motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and trade receivables. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Asset-backed securities present certain risks. Primarily, these securities do not have the benefit of a security interest in the related collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

The asset-backed securities in which the Portfolio may invest are limited to those which satisfy the requirements contained in Rule 2a-7 under the Investment Company Act of 1940 ("1940 Act").

The yield characteristics of the asset-backed securities in which the Portfolio may invest differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if the Portfolio purchases these securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. Conversely, if the Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, the yield on these securities. Amounts available for reinvestment by the Portfolio are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

Repurchase Agreements. The Portfolio may engage in repurchase agreement transactions with members of the Federal Reserve System, certain non-U.S. banks and certain non-bank entities. Under the terms of a typical repurchase agreement, the Portfolio would acquire any underlying security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including interest. The Portfolio bears a risk of loss in the event of default by or bankruptcy of the other party to a repurchase agreement. The Portfolio may be delayed in, or prevented from, exercising its rights to dispose of the collateralized securities. To the extent that, in the meantime, the value of the underlying securities had decreased or the value of the collateralized securities had increased, the Portfolio could experience a loss. The Advisor reviews the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that it is maintained at the required level. A repurchase agreement is considered to be a loan under the 1940 Act.

Reverse Repurchase Agreements. The Portfolio may borrow funds by, among other things, agreeing to sell portfolio securities to financial institutions that meet the standards described under "Repurchase Agreements" and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). The Portfolio may enter into reverse repurchase agreements with banks and domestic broker-dealers. At the time the Portfolio enters into a reverse repurchase agreement it will identify on its books cash or liquid securities having a value equal to the repurchase price, including accrued interest. The marked assets will be marked-to-market daily and additional assets will be marked on any day in which the assets fall below the repurchase price (plus accrued interest). The Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's obligation to repurchase the securities, and the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.


When-Issued and Delayed Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The payment obligation and the interest rate that will be received on when-issued and delayed-delivery securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When-issued securities may include securities purchased on a "when, as and if issued" basis, under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The value of such securities is subject to market fluctuation during this period and no interest or income, as applicable, accrues to the Portfolio until settlement takes place.


At the time the Portfolio make the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Portfolio identifies on its books cash or liquid assets in an amount at least equal to such commitments. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities or sales of the segregated securities and/or from cash flow. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When the Portfolio engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.


Investment in Other Investment Companies. In accordance with applicable law, the Portfolio may invest its assets in other money market funds with comparable investment objectives. In general, the Portfolio may not (1) purchase more than 3% of any other money market fund's voting stock; (2) invest more than 5% of its assets in any single money market fund; and (3) invest more than 10% of its assets in other money market funds unless permitted to exceed these limitations by an exemptive order of the Securities and Exchange Commission (the "SEC"). As a shareholder of another money market fund, the Portfolio would bear, along with other shareholders, their pro rata portion of the other money market fund's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Portfolio bears directly (and the Fund bears indirectly on a pro rata basis) in connection with its own operations.


Credit Enhancement. Certain of the Portfolio's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance from a third party. Any bankruptcy, receivership, default, or change in the credit quality of the third party providing the credit enhancement may adversely affect the quality and marketability of the underlying security and could cause losses to the Portfolio and affect the Portfolio's share price. Subject to the diversification limits contained in Rule 2a-7 under the 1940 Act, the Portfolio may have more than 25% of its total assets invested in securities issued by or credit-enhanced by banks or other financial institutions.


Lending of Portfolio Securities. The Portfolio has the authority to lend up to 30% of the total value of its portfolio securities (taken at market value). The Portfolio may lend its investment securities to approved institutional borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would belong to the Portfolio. The Portfolio may lend its investment securities so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder, which currently require that (a) the borrower pledge and maintain with the Portfolio collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time, and (d) the Portfolio receives reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments), and distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers selected by the Portfolio's delegate after a commercially reasonable review of relevant facts and circumstances, including the creditworthiness of the borrower.


At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Board of Trustees. In addition, voting rights may pass with the loaned securities, but if a material event occurs affecting an investment on loan, the loan must be called and the securities voted. Pursuant to an exemptive order granted by the SEC, cash collateral received by the Portfolio may be invested in a money market fund managed by the Advisor (or one of its affiliates).

llliquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Investments in non-publicly traded securities (including Rule 144A Securities, as defined below) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and it may take longer to liquidate these positions than would be the case for publicly traded securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment in illiquid securities is subject to the risk that, should the Portfolio desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Portfolio's net assets could be adversely affected.

Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, non-U.S. securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers ("Rule 144A Securities"). The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and non-U.S. issuers, such as the PORTAL System sponsored by the NASD.

An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Portfolio's limit on the purchase of illiquid securities unless the Advisor determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Advisor may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity in the Portfolio to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Portfolio. The Board has adopted guidelines and delegated to the Advisor the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for any liquidity determinations.

Additional Risk Factors

In addition to the risks discussed above, the Portfolio's investments may be subject to the following risk factors:

Special Information Concerning Master-Feeder Fund Structure. Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds, investment vehicles or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from the Advisor at 1-800-730-1313.


Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Also, the Portfolio may be required to sell investments at a price or time not advantageous to the Portfolio in order to meet such a redemption. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders.

Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment advisor to manage the Fund's assets in accordance with the investment policies described herein with respect to the Portfolio.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio is also not a fundamental policy. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the Portfolio.

Rating Services. The ratings of Moody's Investor Service ("Moody's"), the Standard & Poor's Division of The McGraw-Hill Companies ("S&P") and Fitch Ratings ("Fitch") represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but the Advisor will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings categories of Moody's and S&P is set forth in the Appendix to this SAI.

Investment Restrictions

Fundamental Policies. The following investment restrictions have been adopted by the Trust with respect to the Fund and by the Portfolio as fundamental policies. Under the 1940 Act, a "fundamental" policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, respectively, which is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) more than 50% of the outstanding shares. Whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Under investment policies adopted by the Trust, on behalf of the Fund, and by the Portfolio, the Fund and the Portfolio may not:

1. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount not exceeding 5% of the value of the Fund's or the Portfolio's total assets (including the amount borrowed), as the case may be, calculated in each case at market.

2. Pledge, hypothecate, mortgage or otherwise encumber more than 5% of the total assets of the Fund or the Portfolio, as the case may be, and only to secure borrowings for temporary or emergency purposes.

3. Invest more than 5% of the total assets of the Fund or the Portfolio, as the case may be, in any one issuer (other than U.S. Government Obligations) or purchase more than 10% of any class of securities of any one issuer, provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with substantially the same investment objectives as the Fund.

4. Invest more than 25% of the total assets of the Fund or the Portfolio, as the case may be, in the securities of issuers in any single industry; provided that: (i) this limitation shall not apply to the purchase of U.S. Government Obligations; (ii) under normal market conditions more than 25% of the total assets of the Fund (and Portfolio) will be invested in obligations of foreign and U.S. banks, provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with substantially the same investment objectives as the Fund.

5. Make short sales of securities, maintain a short position or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

6. Underwrite the securities issued by others (except to the extent the Fund or Portfolio may be deemed to be an underwriter under the Federal securities laws in connection with the disposition of its portfolio securities) or knowingly purchase restricted securities. To the extent these securities are illiquid, they will be subject to the Fund's or the Portfolio's 10% limitation on investments in illiquid securities; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objectives as the Fund.

7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil, gas or mineral interests, but this shall not prevent the Fund or the Portfolio from investing in obligations secured by real estate or interests therein.

8. Make loans to others, except through the purchase of qualified debt obligations, the entry into repurchase agreements and, the lending of portfolio securities.

9. Invest more than an aggregate of 10% of the net assets of the Fund or the Portfolio, respectively, (taken, in each case, at current value) in (i) securities that cannot be readily resold to the public because of legal or contractual restrictions or because there are no market quotations readily available or (ii) other "illiquid" securities (including time deposits and repurchase agreements maturing in more than seven calendar days); provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with substantially the same investment objectives as the Fund.

10. Purchase more than 10% of the voting securities of any issuer or invest in companies for the purpose of exercising control or management; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with substantially the same investment objectives as the Fund.

11. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with substantially the same investment objectives as the Fund.

12. Issue any senior securities, except insofar as it may be deemed to have issued a senior security by reason of (i) entering into a reverse repurchase agreement or (ii) borrowing in accordance with terms described in the Prospectus and this SAI.

13. Purchase or retain the securities of any issuer if any of the officers or trustees of the Fund or the Portfolio or its Advisor owns individually more than 1/2 of 1% of the securities of such issuer, and together such officers and directors own more than 5% of the securities of such issuer.

14. Invest in warrants, except that the Fund or the Portfolio may invest in warrants if, as a result, the investments (valued in each case at the lower of cost or market) would not exceed 5% of the value of the net assets of the Fund or the

          Portfolio, as the case may be, of which not more than 2% of the net assets of the Fund or the Portfolio, as the case may be, may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Fund or the Portfolio as part of a unit or attached tosecurities at the time of acquisition are not subject to this limitation.

Additional Restrictions. In order to comply with certain statutes and policies, the Portfolio (or Trust, on behalf of the Fund) will not as a matter of operating policy (except that no operating policy shall prevent the Fund from investing all or part of its assets in an open-end investment company with substantially the same investment objectives):

(i) borrow money (including through dollar roll transactions) for any purpose in excess of 5% of the Portfolio's (Fund's) total assets (taken at market), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its net assets;

(ii) pledge, mortgage or hypothecate for any purpose in excess of 5% of the Portfolio's (Fund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction;

(iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

(iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

(v)      invest for the purpose of exercising control or management;

(vi) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's (Fund's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolio (Fund) has no current intention to engage in short selling).

There will be no violation of any investment restrictions or policies (except with respect to fundamental investment restriction (1) above) if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.

The Fund will comply with the state securities laws and regulations of all states in which it is registered. The Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the Fund, or any other registered investment company investing in the Portfolio, is registered.

Portfolio Turnover


The Portfolio may attempt to increase yields by trading to take advantage of short-term market variations, which results in higher portfolio turnover. This policy does not result in higher brokerage commissions to the Portfolio as the purchases and sales of portfolio securities are usually effected as principal transactions. The Portfolio's turnover rates are not expected to have a material effect on its income and have been and are expected to be zero for regulatory reporting purposes.

Disclosure of Portfolio Holdings

The Portfolio's complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the Fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). Neither the Fund nor the Portfolio disseminate non-public information about portfolio holdings except in accordance with policies and procedures adopted by the Fund and the Portfolio, respectively.

The Fund's procedures permit non-public portfolio holdings information to be shared with affiliates of DeAM, Inc. subadvisors, custodians, independent registered public accounting firms, securities lending agents and other service providers to the Fund who require access to this information to fulfill their duties to the Fund, subject to the requirements described below. This information may also be disclosed to certain mutual fund analysts and rating and tracking agencies, such as Lipper, or other entities if the Fund has a legitimate business purpose in providing the information sooner than 16 days after month-end or on a more frequent basis, as applicable, subject to the requirements described below.

Prior to any disclosure of the Portfolio's non-public portfolio holdings information to the foregoing types of entities or persons, a person authorized by the Portfolio's Trustees must make a good faith determination in light of the facts then known that the Portfolio has a legitimate business purpose for providing the information, that the disclosure is in the best interest of the Portfolio, and that the recipient assents or otherwise has a duty to keep the information confidential and agrees not to disclose, trade or make any investment recommendation based on the information received. Periodic reports regarding these procedures will be provided to the Portfolio's Trustees.


Portfolio Transactions


The Advisor is generally responsible for placing the orders for the purchase and sale of portfolio securities, including the allocation of brokerage.

The policy of the Advisor in placing orders for the purchase and sale of securities for the Portfolio is to seek best execution, taking into account such factors, among others, as price; commission (where applicable); the broker-dealer's ability to ensure that securities will be delivered on settlement date; the willingness of the broker-dealer to commit its capital and purchase a thinly traded security for its own inventory; whether the broker-dealer specializes in block orders or large program trades; the broker-dealer's knowledge of the market and the security; the broker-dealer's ability to maintain confidentiality; the financial condition of the broker-dealer; and whether the broker-dealer has the infrastructure and operational capabilities to execute and settle the trade. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions with commissions charged on comparable transactions and compares the brokerage commissions (if any) paid by the funds to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

Commission rates on transactions in equity securities on U.S. securities exchanges are subject to negotiation. Commission rates on transactions in equity securities on foreign securities exchanges are generally fixed. Purchases and sales of fixed-income securities and other over-the-counter securities are effected on a net basis, without the payment of brokerage commissions. Transactions in fixed income and other over-the-counter securities are generally placed by the Advisor with the principal market makers for these securities unless the Advisor reasonably believes more favorable results are available elsewhere. Transactions with dealers serving as market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues will include an underwriting fee paid to the underwriter. Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker.

It is likely that the broker-dealers selected based on the considerations described in this section will include firms that also sell shares of the funds to their customers. However, the Advisor does not consider sales of shares of the fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio and, accordingly, has implemented policies and procedures reasonably designed to prevent its traders from considering sales of shares of the fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

The Advisor is permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended ("1934 Act"), when placing portfolio transactions for the Portfolio, to cause the Portfolio to pay brokerage commissions in excess of that which another broker-dealer might charge for executing the same transaction in order to obtain research and brokerage services. The Advisor, however, does not as a matter of policy execute transactions with broker-dealers for the Portfolio in order to obtain research from such broker-dealers that is prepared by third parties (i.e., "third party research"). However, the Advisor may from time to time, in reliance on Section 28(e) of the 1934 Act, obtain proprietary research prepared by the executing broker-dealer in connection with a transaction or transactions through that broker-dealer (i.e., "proprietary research"). Consistent with the Advisor's policy regarding best execution, where more than one broker is believed to be capable of providing best execution for a particular trade, the Advisor may take into consideration the receipt of proprietary research in selecting the broker-dealer to execute the trade. Proprietary research provided by broker-dealers may include, but is not limited to, information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and measurement and analysis of corporate responsibility issues. Proprietary research is typically received in the form of written reports, telephone contacts and personal meetings with security analysts, but may also be provided in the form of access to various computer software and associated hardware, and meetings arranged with corporate and industry representatives.

In reliance on Section 28(e) of the 1934 Act, the Advisor may also select broker-dealers and obtain from them brokerage services in the form of software and/or hardware that is used in connection with executing trades. Typically, this computer software and/or hardware is used by the Advisor to facilitate trading activity with those broker-dealers.

Proprietary research and brokerage services received from a broker-dealer chosen to execute a particular trade may be useful to the Advisor in providing services to clients other than the Portfolio making the trade, and not all such information is used by the Advisor in connection with such Portfolio. Conversely, such information provided to the Advisor by broker-dealers through which other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the Portfolio.

The Advisor will monitor regulatory developments and market practice in the use of client commissions to obtain research and brokerage services, whether proprietary or third party.

Investment decisions for the Portfolio and for other investment accounts managed by the Advisor are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for other accounts in executing transactions. Purchases or sales are then averaged as to price and commission and allocated as to amount in a manner deemed equitable to each account. While in some cases this practice could have a detrimental effect on the price paid or received by, or on the size of the position obtained or disposed of for, the Portfolio, in other cases it is believed that the ability to engage in volume transactions will be beneficial to the Portfolio.

Deutsche Bank AG or one of its affiliates may act as a broker for the Portfolio and receive brokerage commissions or other transaction-related compensation from the Portfolio in the purchase and sale of securities, options or futures contracts when, in the judgment of the Advisor, and in accordance with procedures approved by the Portfolio's Board, the affiliated broker will be able to obtain a price and execution at least as favorable as those obtained from other qualified brokers and if, in the transaction, the affiliated broker charges the Portfolio a rate consistent with that charged to comparable unaffiliated customers in similar transactions.

                                 NET ASSET VALUE


The net asset value ("NAV") per share of the Fund is calculated on each day on which the Fund is open (each such day being a "Valuation Day").

The NAV per share of the Fund is calculated each Valuation Day; as of 2:00 p.m, Eastern time, or in the event that the New York Stock Exchange ("NYSE") closes early, as of the time of such early closing (the "Valuation Time"). The Portfolio may calculate its NAV at a later time. The Fund may close early under certain circumstances, as described in the Fund's current Prospectus. The Portfolio's and the Fund's NAV per share will normally be $1.00.


The Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. Calculations are made to compare the value of the Portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and the Portfolio's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Portfolio believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Portfolio might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the

Fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Portfolio's net asset value also may be processed on a confirmed basis in accordance with the procedures established by SDI.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its NAV. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the NAV of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate NAV of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of the following business day.

                       PURCHASE AND REDEMPTION INFORMATION

Purchase of Shares

The Fund accepts purchase orders for shares of the Fund at the NAV per share next determined after the order is received on each Valuation Day. Shares may be available through investment professionals, such as broker/dealers and investment advisors (including Service Agents).


Purchase orders for shares of the Fund will receive, on any Valuation Day, the NAV next determined following receipt by the Service Agent (which is any broker, financial advisor, bank, dealer or other institution or financial intermediary) and transmission to Scudder Investments Service Company, as the Trust's Transfer Agent (the "Transfer Agent") of such order. If the purchase order for shares of the Fund is received by the Service Agent and transmitted to the Transfer Agent prior to 2:00 p.m. (Eastern time), and if payment in the form of federal funds is received on that day by State Street, the shareholder will receive the dividend declared on that day. If the purchase order is received by the Service Agent and transmitted to the Transfer Agent after 2:00 p.m. (Eastern time) and prior to the close of the NYSE the shareholder will receive the dividend declared on the following day even if State Street Bank and Trust Company ("State Street") receives federal funds on that day. The Trust and Transfer Agent reserve the right to reject any purchase order. If the market for the primary investments in the Portfolio closes early, the Fund will cease taking purchase orders at that time.


The Trust accepts purchase orders for shares of the Fund at the NAV per share next determined on each Valuation Day. The minimum initial and subsequent investment amounts are set forth in the Fund's Prospectus. Service Agents may impose initial and subsequent investment minimums that differ from these amounts. Shares of the Fund may be purchased in only those states where they may be lawfully sold.


If the purchase order for shares of the Fund is received by the Service Agent and transmitted to the Transfer Agent prior to 2:00 p.m. (Eastern time), and if payment in the form of federal funds is received on that day by State Street, the shareholder will receive the dividend declared on that day.


Another mutual fund investing in the Portfolio may accept purchase orders up until a time later than 2:00 p.m., Eastern time. Such orders, when transmitted to and executed by the Portfolio, may have an impact on the Fund's performance.

Shares must be purchased in accordance with procedures established by the Transfer Agent and each Service Agent. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to DBT Co. purchase payments on the same business day after an order for shares is placed. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time. If orders are placed through a Service Agent, it is the responsibility of the financial advisor to transmit the order to buy shares to the Transfer Agent before 2:00 p.m. Eastern time.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or the Transfer Agent.

If you have money invested in an eligible Deutsche Asset Management fund, you can:

o       Wire money into your account;


o Open an account by exchanging from another eligible Deutsche Asset Management/Scudder Investments fund; or


o       Contact your Service Agent or financial advisor.


Automatic Investment Plan. A shareholder may purchase additional shares of the Fund through an automatic investment program. With the Direct Deposit Purchase Plan ("Direct Deposit"), investments are made automatically (minimum $50 and maximum $250,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. Termination by a shareholder will become effective within thirty days after the Service Agent has received the request. The Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution.

Consideration for Purchases of Shares. The Trust generally will not issue shares of the Fund for consideration other than cash. At the Trust's sole discretion, however, it may issue Fund shares for consideration other than cash in connection with an acquisition of portfolio securities or pursuant to a bona fide purchase of assets, merger or other reorganization, provided the securities meet the investment objectives and policies of the Fund and are acquired by the Fund for investment and not for resale. An exchange of securities for Fund shares will generally be a taxable transaction to the shareholder.

Use of Financial Services Firms. Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's shares, including different minimum investments, and may assess transaction or other fees. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold the Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing, including, without limitation, transfers of registration and dividend payee changes, and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of SDI, may receive compensation from the Fund through the Shareholder Service Agent for these services.


Redemption of Shares

Shareholders may redeem shares at the NAV per share next determined on each Valuation Day. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the shareholder's Service Agent. Redemption requests for shares received by the Service Agent and transmitted to the Transfer Agent prior to the close of the NYSE (currently 2:00 p.m., Eastern time or earlier should the NYSE close earlier) on each Valuation Day will be redeemed at the NAV per share as of 2:00 p.m. (Eastern time) or after the close of the NYSE and the redemption proceeds normally will be delivered to the shareholder's account with the Service Agent on that day; no dividend will be paid on the day of redemption.

The Transfer Agent may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Transfer Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Transfer Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

Redemption orders are processed without charge by the Trust. The Transfer Agent may, on at least 30 days' notice, involuntarily redeem a shareholder's account with the Fund having a balance below the minimum, but not if an account is below the minimum due to a change in market value. See the section entitled "Minimum Account Investments" in the Prospectus for the account minimum balance.


The Fund may accept purchase or sale orders when the NYSE is closed in certain limited circumstances, such as in response to an unexpected situation that causes the NYSE to be closed, if the "Fed wire" is open, the primary trading markets for the Portfolio's portfolio instruments are open and the Fund's management believes there is adequate liquidity.


The Fund may suspend the right of redemption or postpone the date of payment for its shares during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. In addition, the Fund may delay payment of redemption in the event of a closing of the Federal Reserve Bank's wire payment system until a reasonable time after the system reopens, but in any event the Fund may not delay payment more than seven days except under the circumstances in the previous sentence. To sell shares in a retirement account, your request must be made in writing, except for exchanges to other eligible funds in the Deutsche Asset Management/Scudder Investments Family of Funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service Agent or call the Fund's Service Center at 1-800-730-1313.

If you are selling some but not all of your non-retirement account shares, you must leave at least the minimum balance in the account to keep it open. See the section entitled "Minimum Account Investments" in the Prospectus for the minimum account balance.

Certain requests must include a signature guarantee to protect you and the Transfer Agent from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

o       Your account registration has changed within the last 30 days,

o The check is being mailed to a different address than the one on your account (record address),

o       The check is being made payable to someone other than the account owner,

o The redemption proceeds are being transferred to a Deutsche Asset Management account with a different registration, or

o You wish to have redemption proceeds wired to a non-predesignated bank account.

A signature guarantee is also required if you change the pre-designated bank information for receiving redemption proceeds on your account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

The Fund and Portfolio reserve the right to redeem all of its shares, if the Board of Trustees votes to liquidate the Fund and/or Portfolio.

In-kind Redemptions. The Fund and Portfolio reserves the right to honor any request for redemption or repurchase by making payment in whole or in part in readily marketable securities. These securities will be chosen by the Portfolio and valued as they are for purposes of computing the Fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

                              TRUSTEES AND OFFICERS

The overall business and affairs of the Trust and the Portfolio are managed by the Board of Trustees. The Board approves all significant agreements between the Trust/Portfolio and persons or companies furnishing services to the Trust/Portfolio, including the Trust's/Portfolio's agreements with its investment advisor, distributor, custodian and transfer agent. The Board of Trustees and the executive officers are responsible for managing the Trust's/Portfolio's affairs and for exercising the Trust's/Portfolio's powers except those reserved for the shareholders and those assigned to the Advisor or other service providers. Each Trustee holds office until he or she resigns, is removed or a successor is appointed or elected and qualified. Each officer is elected to serve until he or she resigns, is removed or a successor has been duly appointed and qualified.

The following information is provided for each Trustee and Officer of the Trust and the Trust's Board as of the end of the most recently completed calendar year. The first section of the table lists information for each Trustee who is not an "interested person" of the Trust and Portfolio. Information for each Non-Independent Trustee ("Interested Trustee") follows. The Interested Trustees are considered to be interested persons as defined by the 1940 Act because of their employment with either the Portfolio's advisor and/or underwriter. The mailing address for the Trustees and Officers with respect to the Trust's/Portfolio's operations is One South Street, Baltimore, Maryland 21202.

The following individuals hold the same position with the Fund, the Trust and the Portfolio.

Independent Trustees


--------------------------------------------------------------------------------------------------------------------

Name, Date of Birth,                                                                              Number of
Position with the                                                                                 Funds in the
Fund and Length of Time    Business Experience and Directorships                                  Fund Complex
Served^(1),(2)              During the Past 5 Years                                               Overseen

--------------------------------------------------------------------------------------------------------------------

Joseph R. Hardiman        Private Equity Investor (January 1997 to present); Director,                   51
5/27/37                   Corvis Corporation^(3) (optical networking equipment) (July 2000 to
Chairman  since 2004      present), Brown Investment Advisory & Trust Company
and Trustee since 2002    (investment advisor) (February 2001 to present), The Nevis
                          Fund (registered investment company) (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly, Director, Soundview Technology Group Inc.
                          (investment banking) (July 1998 to January 2004) and Director,
                          Circon Corp.(3) (medical  instruments) (November 1998-January 1999);
                          President and Chief Executive Officer, The National Association
                          of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc.
                          (1987-1997); Chief Operating Officer of Alex. Brown & Sons
                          Incorporated (now Deutsche Bank Securities Inc.) (1985-1987);
                          General Partner, Alex. Brown & Sons Incorporated
                          (now Deutsche Bank Securities Inc.) (1976-1985)

--------------------------------------------------------------------------------------------------------------------


                                       16

--------------------------------------------------------------------------------------------------------------------

Richard R. Burt           Chairman, Diligence LLC (international information collection and              54
2/03/47                   risk-management firm) (since September 2002); Chairman, IEP Advisors,
Trustee since 2002        Inc. (July 1998 to present); Member of the Board, Hollinger
                          International, Inc.^(3) (publishing) (September 1995 to present),
                          HCL Technologies Limited (information technology) (since April 1999),
                          UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies) (September 1995 to present); and Member, Textron Inc.^(3) International
                          Advisory Council (since July  1996); Director, The Germany Fund,
                          Inc. (since 2000),   The New Germany Fund, Inc. (since 2004), The
                          Central  Europe and Russia Fund, Inc. (since 2000). Formerly,
                          Partner, McKinsey & Company (consulting) (1991-1994) and US Chief
                          Negotiator in Strategic Arms Reduction Talks (START) with
                          former Soviet Union and US Ambassador to the Federal Republic
                          of Germany (1985-1991); Member of the Board, Homestake Mining(3)
                          (mining and exploration) (1998-February 2001), Archer Daniels
                          Midland Company(3) (agribusiness operations) (October software and
                          1996-June 2001) and Anchor Gaming (gaming equipment)
                          (March 1999-December 2001); Chairman of the Board, Weirton Steel
                          Corporation^(3)(April 1996-2004)


--------------------------------------------------------------------------------------------------------------------

S. Leland Dill            Trustee, Phoenix Euclid Market Neutral Funds (since May 1998),                 51
3/28/30                   Phoenix Funds (25 portfolios) (since May 2004) (registered investment
Trustee since 1999 for    companies); Retired (since 1986). Formerly, Partner, KPMG Peat
Scudder Advisor Funds III Marwick (June 1956-June 1986); Director, Vintners International
and since 1990 for        Company Inc. (wine vintner) (June 1989-May 1992), Coutts (USA)
Scudder Cash Management   International (January 1992-March 2000), Coutts Trust Holdings Ltd.,
Portfolio                 Coutts Group (private bank) (March 1991-March 1999); General Partner,
                          Pemco (investment company) (June 1979-June 1986); Trustee, Phoenix
                          Zweig Series Trust (September 1989-May 2004)


------------------------------------------------------------------------------------------------------------------

Martin J. Gruber           Nomura Professor of Finance, Leonard N. Stern School of Business, New         51
7/15/37                    York University (since September 1964); Trustee (since January 2000)
Trustee since 1992 for     and Chairman of the Board (since February 2004), CREF (pension fund);
Scudder Advisor Funds III  Trustee of the TIAA-CREF Mutual funds (53 portfolios) (since February
and since 1999 for         2004); Director, Japan Equity Fund, Inc. (since January 1992), Thai
Scudder Cash Management    Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc.
Portfolio                  (since January 2000) (registered investment companies). Formerly,
                           Trustee, TIAA (pension fund) (January 1996-January 2000); Director,
                           S.G. Cowen Mutual Funds (January 1985- January 2001)

--------------------------------------------------------------------------------------------------------------------

Richard J. Herring         Jacob Safra Professor of International Banking and Professor, Finance         51
2/18/46                    Department, The Wharton School, University of Pennsylvania (since
Trustee since 1999         July 1972); Director, Lauder Institute of International Management
                           Studies (since July 2000); Co-Director, Wharton Financial
                           Institutions Center (since July 2000). Formerly, Vice Dean and
                           Director, Wharton Undergraduate Division (July 1995-June 2000)

--------------------------------------------------------------------------------------------------------------------

Graham E. Jones            Senior Vice President, BGK Realty, Inc. (commercial real estate)              51
1/31/33                    (since 1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck
Trustee since 2002         & Greer (since 1985) and Trustee of 7 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 1998)

--------------------------------------------------------------------------------------------------------------------

                                       17

--------------------------------------------------------------------------------------------------------------------

Rebecca W. Rimel           President and Chief Executive Officer, The Pew Charitable Trusts              51
4/10/51                    (charitable foundation) (1994 to present); Executive Vice President,
Trustee since 2002         The Glenmede Trust Company (investment trust and wealth management)
                           (1983 to present)

--------------------------------------------------------------------------------------------------------------------

Philip Saunders, Jr.       Principal, Philip Saunders Associates (economic and financial                 51
10/11/35                   consulting) (since November 1988). Formerly, Director, Financial
Trustee since 1999 for     Industry Consulting, Wolf & Company (consulting) (1987-1988);
Scudder Advisor Funds      President, John Hancock Home Mortgage Corporation (1984-1986);
III and since 1990 for     Senior  Vice President of Treasury and Financial Services, John
Scudder Cash               Hancock  Mutual Life Insurance Company, Inc. (1982-1986)
Management Portfolio

--------------------------------------------------------------------------------------------------------------------

William N. Searcy          Private investor since October 2003; Trustee of 18 open-end mutual            51
9/03/46                    funds managed by Sun Capital Advisers, Inc. (since October 1998).
Trustee since 2002         Formerly, Pension & Savings Trust Officer, Sprint Corporation(3)
                           (telecommunications) (November 1989-October 2003)

--------------------------------------------------------------------------------------------------------------------


Interested Trustee


--------------------------------------------------------------------------------------------------------------------

William N. Shiebler(4)     Vice Chairman, Deutsche Asset Management ("DeAM") and a member of the         134
2/06/42                    DeAM Global Executive Committee (since 2002); Vice Chairman of Putnam
Trustee since 2004         Investments, Inc. (1999); Director and Senior Managing Director of
                           Putnam Investments, Inc. and President, Chief Executive Officer, and
                           Director of Putnam Mutual Funds Inc. (1990-1999)

--------------------------------------------------------------------------------------------------------------------


Officers


--------------------------------------------------------------------------------------------------------------------

Name, Date of Birth,
Position with the
Fund and Length of         Business Experience and Directorships
Time Served^(1),(2)        During the Past 5 Years

--------------------------------------------------------------------------------------------------------------------

Julian F. Sluyters(6)      Managing Director^(5),  Deutsche Asset Management (since May 2004); President and Chief
7/14/60                    Executive Officer of The Germany Fund, Inc., The New Germany Fund, Inc., The Central
President and Chief        Europe and Russia Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder
Executive Officer          Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004), Scudder
since 2004                 Global Commodities Stock Fund, Inc. (since July 2004); President and Chief Executive
                           Officer, UBS Fund Services (2001-2003); Chief Administrative Officer (1998-2001) and
                           Senior Vice President and Director of Mutual Fund Operations (1991-1998) UBS Global
                                                                Asset Management

--------------------------------------------------------------------------------------------------------------------

Kenneth Murphy(7)          Director^(5), Deutsche Asset Management (2000-present).  Formerly, Director, John
10/13/63                   Hancock Signature Services (1992-2000)
Vice President and
Anti-Money Laundering
Compliance Officer
since 2002

--------------------------------------------------------------------------------------------------------------------

Paul H. Schubert(6)        Managing Director^(5), Deutsche Asset Management (since July 2004). Formerly, Executive
1/11/63                    Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds
Chief Financial Officer    (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset
since 2004                 Management (1994-1998)

--------------------------------------------------------------------------------------------------------------------


                                       18

--------------------------------------------------------------------------------------------------------------------

Name, Date of Birth,
Position with the
Fund and Length of         Business Experience and Directorships
Time Served^(1),(2)        During the Past 5 Years

--------------------------------------------------------------------------------------------------------------------


Charles A. Rizzo(7)        Managing Director^(5), Deutsche Asset Management (since April 2004). Formerly, Director,
8/05/57                    Deutsche Asset Management (April 2000-March 2004); Vice President and Department Head,
Treasurer since 2002       BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior
                           Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)

--------------------------------------------------------------------------------------------------------------------

John Millette(7)           Director^(5),  Deutsche Asset Management
8/23/62
Secretary since 2003

--------------------------------------------------------------------------------------------------------------------

Lisa Hertz(6)              Vice President, Deutsche Asset Management
8/21/70
Assistant Secretary since
2004

--------------------------------------------------------------------------------------------------------------------

Daniel O. Hirsch           Consultant. Formerly, Managing Director, Deutsche Asset Management (2002-2005);
3/27/54                    Director, Deutsche Asset Management (1999-2002), Principal, BT Alex. Brown Incorporated
Assistant Secretary since  (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United
2002                       States Securities and Exchange Commission (1993-1998); Director, Deutsche Global Funds
                           Ltd. (2002-2004)

--------------------------------------------------------------------------------------------------------------------

Caroline Pearson(7)        Managing Director^(5), Deutsche Asset Management
4/01/62
Assistant Secretary since
2002

--------------------------------------------------------------------------------------------------------------------

Bruce A. Rosenblum         Director^(5),  Deutsche Asset Management
9/14/60
Vice President since 2003
and Assistant Secretary
since 2002

--------------------------------------------------------------------------------------------------------------------

Scott M. McHugh(7)         Director^(5), Deutsche Asset Management
9/13/71
Assistant Treasurer since
2005

--------------------------------------------------------------------------------------------------------------------

 Salvatore Schiavone(7)    Director^(5), Deutsche Asset Management
 11/03/65
 Assistant Treasurer
 since 2003

--------------------------------------------------------------------------------------------------------------------

 Kathleen Sullivan         Director^(5), Deutsche Asset Management
 D'Eramo(7)
 1/25/57
 Assistant Treasurer
 since 2003

--------------------------------------------------------------------------------------------------------------------

 Philip Gallo(6)           Managing Director^(5), Deutsche Asset Management (2003 to present).  Formerly, Co-Head
 8/02/62                   of Goldman Sachs Asset Management Legal (1994-2003)
 Chief Compliance Officer
 since 2004

--------------------------------------------------------------------------------------------------------------------


^(1) Unless otherwise indicated, the mailing address of each Trustee and officer with respect to fund operations is One South Street, Baltimore, MD 21202.

^(2) Length of time served represents the date that each Trustee or officer first began serving in that position with Scudder Advisor Funds III and Scudder Cash Management Portfolio of which this Fund and Portfolio, respectively, are a series.

^(3) A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

^(4) Mr. Shiebler is a Trustee who is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Shiebler is a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates. Mr. Shiebler's business address is 345 Park Avenue, New York, New York 10154.

^(5)     Executive title, not a board directorship.

^(6)     Address: 345 Park Avenue, New York, New York 10154.

^(7)     Address: Two International Place, Boston, Massachusetts 02110.

Each Officer also holds similar positions for other investment companies for which DeAM, Inc. or an affiliate serves as the advisor.

Officer's Role with Principal Underwriter:  Scudder Distributors, Inc.

Caroline Pearson:              Secretary

Trustee Ownership in the Fund ^(1)

                              Dollar Range of Beneficial              Aggregate Dollar Range of Ownership
                              Ownership in  Money Market            as of 12/31/04 in all Funds Overseen by
Trustee                            Fund Investment                    Trustee in the Fund Complex(2)
-------                            ---------------                    ------------------------------

Independent Trustees:

Richard R. Burt                         None                                  Over $100,000
S. Leland Dill                          None                                  Over $100,000
Martin J. Gruber                        None                                  Over $100,000
Joseph R. Hardiman                      None                                  Over $100,000
Richard J. Herring                      None                                  Over $100,000
Graham E. Jones                         None                                  Over $100,000
Rebecca W. Rimel                        None                                  Over $100,000
Philip Saunders, Jr.                    None                                  Over $100,000
William N. Searcy                       None                                  Over $100,000
William N. Shiebler                     None                                  Over $100,000

^(1) The amount shown includes share equivalents of funds which the board member is deemed to be invested pursuant to the Fund's deferred compensation plan. The inclusion therein of any shares deemed beneficially owned does not constitute an admission of beneficial ownership of the shares.

^(2) Securities beneficially owned as defined under the 1934 Act include direct and/or indirect ownership of securities where the Trustee's economic interest is tied to the securities, employment ownership and securities when the Trustee can exert voting power and when the Trustee has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over $100,000.

Ownership in Securities of the Advisor and Related Companies

As reported to the Fund, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of December 31, 2004. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund (including Deutsche Bank AG).


                             Owner and                                        Value of          Percent of
Independent               Relationship to                   Title of      Securities on an      Class on an
Trustee                       Trustee          Company        Class       Aggregate Basis     Aggregate Basis
-------                       -------          -------        -----       ---------------     ---------------

Richard R. Burt                                 None
S. Leland Dill                                  None
Martin J. Gruber                                None
Joseph R. Hardiman                              None
Richard Herring                                 None
Graham E. Jones                                 None
Rebecca W. Rimel                                None
Philip Saunders, Jr.                            None
William N. Searcy                               None

As of April 12, 2005, the Trustees and officers of the Trust owned, as a group, less than 1% percent of the outstanding shares of the Fund.

To the best of the Fund's knowledge, as of April 12, 2005, no person owned of record or beneficially 5% or more of any class of the Fund's outstanding shares, except as noted below.

                                              Percentage of
                                Number            Fund                Name and Address
      Fund and Class           of Shares          Shares              of Beneficial Owner
      --------------           ---------          ------              -------------------

 Money Market Fund -         31,324,780.74        10.27%       PRIVATE BANK
 Investment                                                    INVESTMENT ADVISORY
                                                               ATTN: LINDA ANDERSON
                                                               1 BT PLAZA 17^TH FLOOR
                                                               NEW YORK, NY 10015

 Money Market Fund -         27,086,175.90        8.88%        CITIBANK NA
 Investment                                                    399 PARK AVENUE
                                                               NEW YORK, NY 10043-0001

 Money Market Fund -         19,223,769.31        6.31%        BANCO NACIONAL DE MEXICO SA
 Investment                                                    FIC 111076-2
                                                               C/O SITHE ENERGIES INC
                                                               ATTN: TAX DEPT
                                                               335 MADISON AVENUE FL 28
                                                               NEW YORK, NY 10017-4611

 Money Market Fund -         16,708,526.44        5.48%        LOS AMIGOS LEASING COMPANY LTD
 Investment                                                    300 MADISON AVENUE
                                                               PO BOX 1911
                                                               MORRISTOWN, NJ 07962-1911

                                       21

                                              Percentage of
                                Number            Fund                Name and Address
      Fund and Class           of Shares          Shares              of Beneficial Owner
      --------------           ---------          ------              -------------------

 Money Market Fund -         15,926,915.44        5.22%        BATRUS & CO (838)
 Investment                                                    C/O DEUTSCHE BANK TR CO AMERICAS
                                                               PO BOX 9005
                                                               CHURCH STREET STATION
                                                               NEW YORK, NY 10008

 Money Market Fund -         15,572,518.83        5.11%        CITIBANK NA
 Investment                                                    399 PARK AVENUE
                                                               NEW YORK, NY 10043-0001

Information Concerning Committees and Meetings of Trustees

The Board of Trustees of the Trust met nine times during the calendar year ended December 31, 2004 and each Trustee attended at least 75% of the meetings of the Board and meetings of the committees of the Board of Trustees on which such Trustee served.

Board Committees. The Board of Trustees oversees a number of investment companies managed by the Advisor. Information shown below represents meetings held on behalf of all such funds. The common Board currently has the following committees:

Audit Committee. The Audit Committee, formerly known as the Audit and Compliance Committee, selects the independent registered public accounting firms for the Fund, confers with the independent registered public accounting firm regarding the Fund's financial statements, the results of audits and related matters, and performs such other tasks as it deems necessary or appropriate. The Audit Committee approves all significant services proposed to be performed by the independent registered public accounting firm and considers the possible effect of such services on their independence. The members of the Audit Committee are Messrs. Dill (Chair), Jones, Herring, Searcy and Saunders. The Audit Committee met seven times during the calendar year ended December 31, 2004.

Nominating and Governance Committee. The primary responsibilities of the Nominating and Governance Committee, consisting of all the Independent Trustees, are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating and Governance Committee also evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Funds. The Nominating and Governance Committee, which meets as often as deemed appropriate by the Committee, met three times during the calendar year ended December 31, 2004.

Valuation Committee. The Valuation Committee is authorized to act for the Board of Trustees in connection with the valuation of securities held by the Fund in accordance with the Fund's Valuation Procedures. Messrs. Herring, Gruber and Saunders (Chair) are members of the Committee with Messrs. Burt, Dill, Hardiman, Jones, Searcy and Ms. Rimel as alternates. Two Trustees are required to constitute a quorum for meetings of the Valuation Committee. The Valuation Committee met six times during the calendar year ended December 31, 2004.

Additional Committees. The Board of Trustees has established a Fixed Income Committee and an Equity Committee. The members of the Fixed Income Committee are Messrs. Dill, Jones and Searcy (Chairperson) and Ms. Rimel. The members of the Equity Committee are Messrs. Burt, Gruber (Chairperson), Hardiman, Herring and Saunders. The Fixed Income and Equity Committees periodically review the investment performance of the Fund. The Fixed Income Committee met five times and the Equity Committee met five times during the calendar year ended December 31, 2004.

Marketing/Shareholder Service Committee: The Marketing/Shareholder Service Committee oversees (i) the quality, costs and types of shareholder services provided to the Funds and their shareholders, and (ii) the distribution-related services provided to the Fund and their shareholders. The members of the committee are Messrs. Burt, Gruber, Herring (Chairperson), Jones, Shiebler and Ms. Rimel. This committee was established December 2004 and therefore held one meeting during the calendar year 2004.

Legal/Regulatory/Compliance Committee: The Legal/Regulatory/Compliance Committee oversees (i) the significant legal affairs of the Fund, including the handling of pending or threatened litigation or regulatory action involving the Fund, and
(ii) general compliance matters relating to the Fund. The members of the Legal/Regulatory/Compliance Committee are Messrs. Burt, Dill and Hardiman and Ms. Rimel (Chairperson). This committee was established December 2004 and met one time in 2004.

Expense/Operations Committee: The Expense/Operations Committee (previously known as the Operations Committee) (i) monitors the Fund's total operating expense levels, (ii) oversees the provision of administrative services to the Funds, including the Fund's custody, fund accounting and insurance arrangements, and
(iii) reviews the Fund's investment advisers' brokerage practices, including the implementation of related policies. The members of the Expense/Operations Committee are Messrs. Dill, Hardiman, Saunders and Searcy. This committee met five times in 2004.

Remuneration. Officers of the Fund receive no direct remuneration from the Fund. Officers and Trustees of the Fund who are officers or Trustees of Deutsche Asset Management or the Advisor may be considered to have received remuneration indirectly. Each Trustee who is not an "interested person" of the Fund receives compensation from the Fund for his or her services, which includes an annual retainer fee and an attendance fee for each Board meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board meetings). Additionally, each Independent Trustee receives a fee for each telephonic Audit Committee or Board meeting in which he or she participates. Each Independent Trustee also may receive a fee for certain special committee meetings attended. In addition, the Chair of the Audit Committee receives an annual fee for his services.

Members of the Board of Trustees who are employees of the Advisor or its affiliates receive no direct compensation from the Fund, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Fund. The following table shows compensation received by each Trustee from the Trust and the Fund and aggregate compensation from the Fund Complex during the calendar year 2004.

                                 Compensation                                        Pension or            Total Compensation
                                     from                 Compensation           Retirement Benefits        Paid to Trustee
Name of                          Money Market             from Scudder           Accrued as Part of        from the Fund and
Trustee                        Fund Investment      Cash Management Portfolio       Fund Expenses       the Fund Complex(1),(3)
-------                        ---------------      -------------------------       -------------       -----------------------

Richard R. Burt6(4)                 $500                    $47,078                      $0                    $198,370
S. Leland Dill                      $500                    $43,034                      $0                    $155,500
Martin J. Gruber                    $500                    $37,895                      $0                    $136,000
Joseph R. Hardiman6(2)              $500                    $38,923                      $0                    $139,000
Richard J. Herring6(2)              $500                    $38,612                      $0                    $138,000
Graham E. Jones                     $500                    $38,254                      $0                    $137,000
Rebecca W. Rimel^(2)                $500                    $47,413                      $0                    $164,120
Philip Saunders, Jr.^(2)            $500                    $38,612                      $0                    $138,000
William N. Searcy                   $500                    $40,942                      $0                    $149,500

^(1) During calendar year 2004, the total number of funds overseen by each Trustee was 55 funds, except for Mr. Burt, who oversaw 58 funds.

^(2) Of the amounts payable to Ms. Rimel and Messrs. Hardiman, Herring and Saunders, $144,897, $57,154, $56,554 and $126,888, respectively, was deferred pursuant to a deferred compensation plan.

^(3) Aggregate compensation reflects amounts paid to the Trustees for special meetings of ad hoc committees of the New York Board in connection with the possible consolidation of the various Scudder Fund Boards and with respect to legal and regulatory matters. Such amounts totaled $31,120 for Mr. Burt, $3,000 for Mr. Dill, $3,000 for Mr. Gruber, $3,000 for Mr. Hardiman, $4,000 for Mr. Herring, $3,000 for Mr. Jones, $31,120 for Ms. Rimel, $4,000 for Mr. Saunders and $2,000 for Mr. Searcy. These meeting fees were borne by the Advisor.

^(4) Mr. Burt also served on the Germany Funds Board in 2004, for which he received the compensation indicated.

Certain funds in the Fund Complex, including this Fund, have adopted a Retirement Plan for Trustees who are not employees of the Trust, the Trust's Administrator or their respective affiliates (the "Retirement Plan"). After completion of six years of service, each participant in the Retirement Plan will be entitled to receive an annual retirement benefit equal to a percentage of the fee earned by the participant in his or her last year of service. Upon retirement, each participant will receive annually 10% of such fee for each year that he or she served after completion of the first five years, up to a maximum annual benefit of 50% of the fee earned by the participant in his or her last year of service. The fee will be paid quarterly, for life, by the fund for which he or she serves. The Retirement Plan is unfunded and unvested. Such fees are allocated to each of the 25 funds that have adopted the Retirement Plan based upon the relative net assets of such fund.

Set forth in the table below are the estimated annual benefits payable to a participant upon retirement assuming various years of service and payment of a percentage of the fee earned by such participant in his or her last year of service, as described above. The approximate credited years of service at December 31, 2001 were as follows: for Ms. Rimel, 6 years; for Mr. Hardiman, 3 years; and for Mr. Burt, 2 years.

        Estimated Annual Benefits Payable By Fund Complex Upon Retirement

Years of Service         Chair Audit Committee            Other Participants
----------------         ---------------------            ------------------

6 years                         $4,900                          $3,900
7 years                         $9,800                          $7,800
8 years                         $14,700                        $11,700
9 years                         $19,600                        $15,600
10 years or more                $24,500                        $19,500

Effective February 12, 2001, the Board of Trustees of the Trust, as well as the Fund participating in the Retirement Plan, voted to amend the Plan as part of an overall review of the compensation paid to Trustees. The amendments provided that no further benefits would accrue to any current or future Trustees and included a onetime payment of benefits accrued under the Plan to Trustees, as calculated based on the following actuarial assumptions: (1) retirement benefits at the later of age 65 or 10 years of service based on a 10% per year of service vesting schedule; (2) a 6% interest rate; and (3) rounding all calculations to the next whole year as of January 31, 2001. At each Trustee's election, this one-time payment could be transferred into the Deferred Compensation Plan, described below.

Any Trustee who receives fees from the Fund is permitted to defer 50% to 100% of his or her annual compensation pursuant to a Deferred Compensation Plan. Messrs. Burt, Hardiman, and Ms. Rimel have each executed a Deferred Compensation Agreement. Currently, the deferring Trustees may select from among certain funds in the Scudder Family of funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring Trustees' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of ten years.

Agreement to Indemnify Independent Trustees for Certain Expenses

In connection with litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Fund, the Portfolio's investment advisor has agreed, subject to applicable law and regulation, to indemnify and hold harmless the applicable Fund against any and all loss, damage, liability and expense, arising from market timing or marketing and sales matters alleged in any enforcement actions brought by governmental authorities involving or potentially affecting the Fund or the investment advisor ("Enforcement Actions") or that are the basis for private actions brought by shareholders of the Fund against the Fund, its trustees and officers, the Fund's investment advisor and/or certain other parties ("Private Litigation"), or any proceedings or actions that may be threatened or commenced in the future by any person (including governmental authorities), arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation. In recognition of its undertaking to indemnify the applicable Fund and in light of the rebuttable presumption generally afforded to independent trustees of investment companies that they have not engaged in disabling conduct, the Fund's investment advisor has also agreed, subject to applicable law and regulation, to indemnify the applicable Fund's Independent Trustees against certain liabilities the Independent Trustees may incur from the matters alleged in any Enforcement Actions or Private Litigation or arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation, and advance expenses that may be incurred by the Independent Trustees in connection with any Enforcement Actions or Private Litigation. The applicable investment advisor is not, however, required to provide indemnification and advancement of expenses: (1) with respect to any proceeding or action with respect to which the applicable Fund's Board determines that the Independent Trustee ultimately would not be entitled to indemnification or (2) for any liability of the Independent Trustee to the Fund or its shareholders to which the Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the Independent Trustee's duties as a director or trustee of the Fund as determined in a final adjudication in such action or proceeding. The estimated amount of any expenses that may be advanced to the Independent Trustees or indemnity that may be payable under the indemnity agreements is currently unknown. These agreements by the Portfolio's investment advisor will survive the termination of the investment management agreement between the investment advisor and the Portfolio.

                      MANAGEMENT OF THE TRUST AND PORTFOLIO



Code of Ethics

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Trust's Code of Ethics permits access persons of the Fund/Portfolio (Board members, officers and employees of the Advisor), to make personal securities transactions for their own accounts. This includes transactions in securities that may be purchased or held by the Fund/Portfolio, but requires compliance with the Code's pre-clearance requirements, subject to certain exceptions. In addition, the Trust's Code of Ethics provides for trading "blackout periods" that prohibit trading of personnel within periods of trading by the Portfolio in the same security. The Trust's Code of Ethics also prohibits short term trading profits and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.

The Portfolio's Advisor and its affiliates (including the Fund's Distributor, Scudder Distributors, Inc.) have each adopted a Code of Ethics pursuant to 17j-1 under the 1940 Act (the "Consolidated Code"). The Consolidated Code permits access persons to trade in securities that may be purchased or held by the
Fund/Portfolio for their own accounts, subject to compliance with the Consolidated Code's preclearance requirements. In addition, the Consolidated Code also provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Portfolio in the same security. The Consolidated Code also prohibits short term trading profits, and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.

Proxy Voting Guidelines

The Portfolio has delegated proxy voting responsibilities to its investment advisor, subject to the Board's general oversight. The Portfolio has delegated proxy voting to the Advisor with the direction that proxies should be voted consistent with the Portfolio's best economic interests. The Advisor has adopted its own Proxy Voting Policies and Procedures ("Policies"), and Proxy Voting Guidelines ("Guidelines") for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Portfolio, and the interests of the Advisor and its affiliates, including the Fund's principal underwriter. The Guidelines set forth the Advisor's general position on various proposals, such as:

o Shareholder Rights -- The Advisor generally votes against proposals that restrict shareholder rights.

o Corporate Governance -- The Advisorgenerally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments.

o Anti-Takeover Matters -- The Advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes "against" the adoption of poison pills if they are submitted for shareholder ratification. The Advisor generally votes for air price proposals.

o Compensation Matters -- The Advisor generally votes for executive cash compensation proposals, unless they are unreasonably excessive. The Advisor generally votes against stock option plans that do not meet the Advisor's criteria.

o Routine Matters -- The Advisor generally votes for the ratification of auditors, procedural matters related to the annual meeting, and changes in company name, and against bundled proposals and adjournment.


The general provisions described above do not apply to investment companies. The Advisor generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third-party, except for proxies solicited by or with respect to investment companies for which the Advisor or an affiliate serves as investment advisor or principal underwriter ("affiliated investment companies"). The Advisor votes affiliated investment company proxies in the same proportion as the vote of the investment company's other shareholders (sometimes called "mirror" or "echo" voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the 1940 Act.

Although the Guidelines set forth the Advisor's general voting positions on various proposals, the Advisor may, consistent with the Funds' best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines on a particular issue may or may not reflect the view of individual members of the Board, or of a majority of the Board. In addition, the Guidelines may reflect a voting position that differs from the actual practices of the public company(ies) within the Deutsche Bank organization or of the investment companies for which the Advisor or an affiliate serves as investment advisor or sponsor.

The Advisor may consider the views of a portfolio company's management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management's views are not determinative.

As mentioned above, the Policies describe the way in which the Advisor resolves conflicts of interest. To resolve conflicts, the Advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If the Advisor departs from the

Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a proxy voting committee established by the Advisor will vote the proxy. Before voting any such proxy, however, the Advisor's conflicts review committee will conduct an investigation to determine whether any potential conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review committee determines that the Advisor has a material conflict of interest, or certain individuals on the proxy voting committee should be recused from participating in a particular proxy vote, it will inform the proxy voting committee. If notified that the Advisor has a material conflict, or fewer than three voting members are eligible to participate in the proxy vote, typically the Advisor will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party. Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Advisor may not vote proxies on certain foreign securities due to local restrictions or customs. The Advisor generally does not vote proxies on securities subject to share blocking restrictions.


A description of the Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site -- www.scudder.com (type "proxy voting" in the search field) -- or on the SEC's Web site -- www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 730-1313.


Investment Advisor


The Fund has not retained the services of an investment advisor since the Fund seeks to achieve the investment objective by investing all of its assets in the Portfolio. The Portfolio has retained the services of DeAM, Inc. as Advisor pursuant to the terms of a management contract ("Advisory Agreement").


DeAM, Inc. is an indirect wholly owned subsidiary of Deutsche Bank AG ("Deutsche Bank"). Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

DeAM, Inc., subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. DeAM, Inc. may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment advisor. All orders for investment transactions on behalf of the Portfolio are placed by DeAM, Inc. with brokers, dealers and other financial intermediaries that it selects, including those affiliated with DeAM, Inc. A DeAM, Inc. affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if DeAM, Inc. believes that the affiliate's charge for transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which DeAM, Inc. or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of DeAM, Inc.

Under the Advisory Agreement, DeAM, Inc. receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of 0.15%, before waivers and reimbursements, of the average daily net assets of the Portfolio.


For the fiscal years ended December 31, 2004, 2003 and 2002, DeAM, Inc. earned $17,577,775, $18,100,274 and $16,015,555, respectively, as compensation for investment advisory services provided to the Portfolio. During the same periods, DeAM, Inc. reimbursed $3,227,471, $3,255,628 and $2,513,697, respectively, to the Portfolio to cover expenses.

The Fund's  prospectus  contains  disclosure  as to the amount of the  Advisor's investment advisory and the Administrator, Investment Company Capital Corp.'s administration and services fees, including waivers thereof. The Advisor and the Administrator may not recoup any of the waived investment advisory or administration and services fees.


Investment Advisory Contract
Approval


The Investment Advisory Agreement had an initial term of two years and continues in effect, from year to year thereafter if such continuance is specifically approved at least annually by the Portfolio Trust's Board of Trustees or by a majority of the outstanding voting securities of the Portfolio, and in either event, by a majority of the Independent Trustees of the Portfolio Trust Board who have no direct or indirect financial interest in such agreements, with such Independent Trustees casting votes in person at a meeting called for such purpose. In approving the continuation of the Portfolio's Investment Advisory Agreement, the Board, including the Independent Trustees, carefully considered
(1) the nature and quality of services to be provided to the Portfolio; (2) the Advisor's compensation and profitability for providing such services; (3) the indirect costs and benefits of providing the advisory services; (4) the extent to which economies of scale are shared with the Portfolio through breakpoints or otherwise; and (5) comparative information on fees and expenses of similar mutual funds. Specifically, the Board considered the fact that the Advisor benefited, at least indirectly, from certain securities lending, custody and brokerage relationships between the Portfolio/Fund and affiliates of the Advisor (and that the Board received information regularly about these relationships). The Board also considered the nature and extent of benefits that the Advisor received from the brokerage and research services it received from broker-dealers who executed portfolio transactions for the Portfolio. After requesting and reviewing such information, as they deemed necessary, the Board concluded that the continuance of the Investment Advisory Agreement was in the best interests of the Portfolio and its shareholders. The Portfolio Trust or the Advisor may terminate the Investment Advisory Agreement on sixty days' written notice without penalty. The Investment Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act).


DeAM, Inc. is registered with the SEC as an investment advisor and provides a full range of investment advisory services to institutional and retail clients. DeAM, Inc. is an indirect, wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.


The Investment Advisory Agreement provides that the Advisor will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the matters to which the Investment Advisory Agreement relates, provided that nothing therein shall be deemed to be protect or purport to protect DeAM, Inc. against any liability to the Portfolio or to its shareholders to which DeAM, Inc. could otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the Investment Advisory Agreement.


Administrator


Investment Company Capital Corp. ("ICCC" or the "Administrator") serves as the administrator to the Fund and the Portfolio. Under its agreement with the Trust, ("Administration and Services Agreement"), ICCC generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Trust. Scudder Fund Accounting Corporation ("SFAC"), an affiliate of the Advisor, is responsible for determining the daily net asset value per share of the Fund and maintaining Portfolio and general accounting records. SFAC is located at Two International Place, Boston, Massachusetts, 02110-4103. SFAC has hired State Street as a sub-agent that performs fund accounting and administration services under the fund accounting agreement and under the Administration and Services Agreement. The Administration and Services Agreement provides for the Trust to pay the Administrator a fee, computed daily and paid monthly, equal on an annual basis to 0.30% of the average daily net assets of the Fund.


Under the Administration and Services Agreement with the Portfolio, the Administrator calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreement provides for the Portfolio to pay the Administrator a fee, computed daily and paid monthly, equal on an annual basis to 0.05% of the Portfolio's average daily net assets. Under the

Administration and Services Agreement, the Administrator may delegate one or more of its responsibilities to others, including affiliates of ICCC, at the Administrator's expense.

Under the Administration and Services Agreement, ICCC is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust and the Portfolio reasonably deems necessary for the proper administration of the Trust and the Portfolio. ICCC will generally assist in all aspects of the Fund's and Portfolio's operations; supply and maintain office facilities (which may be in ICCC's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents of the Trust or the Portfolio), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with each Trust's and the Portfolio's Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others retained to supply services.


For the fiscal years ended December 31, 2004, 2003 and 2002, ICCC earned $1,424,873, $1,585,580 and $1,610,155, respectively, as compensation for administrative and other services provided to the Fund. During the same periods ICCC reimbursed $741,603, $756,192 and $787,255, respectively, to the Fund to cover expenses.

For the fiscal years ended December 31, 2004, 2003 and 2002, ICCC earned $5,861,096, $5,998,410 and $5,337,022, respectively, as compensation for administrative and other services provided to the Portfolio. During the same periods ICCC reimbursed $3,337,178, $3,255,628 and $2,513,697, respectively, to the Portfolio to cover expenses.




Distributor


Scudder Distributors, Inc. ("SDI"), an affiliate of the Advisor, serves as the distributor of the Fund's shares pursuant to a distribution agreement (the "Distribution Agreement"). Prior to August 19, 2002, ICC Distributors, Inc. was the Fund's distributor. The terms and conditions of the Distribution Agreement are exactly the same as the previous distribution agreement with ICC Distributors, Inc., the former distributor of the Fund. SDI may enter into a selling group agreement ("SDI Agreement") with certain broker-dealers (each a "Participating Dealer"). If a Participating Dealer previously had agreements in place with SDI and ICC Distributors, Inc., the SDI Agreement will control. If the Participating Dealer did not have an agreement with SDI, then the terms of the assigned ICC Distributors, Inc. agreement ("ICC Agreement") will remain in effect. The SDI Agreement and ICC Agreement may be terminated by their terms or by the terms of the Distribution Agreement, as applicable. SDI is a wholly-owned subsidiary of Deutsche Bank AG. The address for SDI is 222 South Riverside Plaza, Chicago, IL 60606-5808.


Transfer Agent and Service Agent

Scudder Investments Service Company ("SISC") serves as transfer agent of the Trust and of the Fund pursuant to a transfer agency agreement. SISC's headquarters is 222 South Riverside Plaza, Chicago, IL, 60606-5808. Under its transfer agency agreement with the Trust, SISC maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. SISC is compensated by ICCC out of its administrative fee and may be reimbursed by the Fund for its out-of-pocket expenses.

Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by SISC, not by the Fund.

SISC acts as a Service Agent pursuant to its agreement with the Trust. SISC is paid by the Administrator and receives no additional compensation from the Fund for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by SISC from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as the Transfer Agent or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the agreement with the SISC, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a Service Agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

Custodian


As of April 11, 2003, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as Custodian for the Trust and the Portfolio. As Custodian, State Street holds the Portfolio's assets. Prior to April 11, 2003, Deutsche Bank Trust Company Americas, an affiliate of the Fund's Advisor and Administrator, served as Custodian.


Expenses

The Fund bears its own expenses. Operating expenses for the Fund generally consist of all costs not specifically borne by the Administrator or SDI, including administration and services fees, fees for necessary professional services, amortization of organizational expenses and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. The Portfolio bears its own expenses. Operating expenses for the Portfolio generally consist of all costs not specifically borne by the Administrator or SDI, including investment advisory and administration and service fees, fees for necessary professional services, amortization of organizational expenses, the costs associated with regulatory compliance and maintaining legal existence and investor relations.


Counsel and Independent Registered Public Accounting Firm

Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019-6099, serves as counsel to the Trust and from time to time provides certain legal services to the Advisor and the Administrator. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110 has been selected as the independent registered public accounting firm for the Trust.


  ORGANIZATION OF THE TRUST

The Trust was organized on February 28, 1992 under the laws of the Commonwealth of Massachusetts. The Fund is a separate series of the Trust. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The shares of the other series of the Trust are offered through separate prospectuses and statements of additional information. The shares of each series participate equally in the earnings, dividends and assets of the particular series. The Trust may create and issue additional series of shares. The Trust's Declaration of Trust permits the Trustees to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a series. Each share represents an equal proportionate interest in a series with each other share. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. No series of shares has any preference over any other series.

The Trust is an entity commonly known as a "Massachusetts business trust." Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees without a meeting. When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of the Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants. Shareholders of the Fund are not entitled to vote on Trust matters that do not affect the Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Upon liquidation of the Fund, shareholders of that Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

The Scudder Cash Management Portfolio (prior to May 16, 2003, known as Cash Management Portfolio) was organized as a master trust fund under the laws of the State of New York. The Scudder Cash Management Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations.
Accordingly, the Trustees of the Trusts believe that neither a Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio. In addition, whenever a Trust is requested to vote on matters pertaining to the fundamental policies of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders. The percentage of a Trust's votes representing Fund shareholders not voting will be voted by the Trustee of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Portfolio, the Trust will cast all of its votes in the same proportion as the votes all its shares at the Portfolio meeting, other investors with a greater pro rata ownership of the Portfolio could have effective voting control of the operations of the Portfolio


As of April 12, 2005, no shareholders of record owned 25% or more of the voting securities of the Fund.

                                    DIVIDENDS

The Fund declares dividends from its net income daily and pays the dividends monthly. The Fund reserves the right to include realized short-term gains, if any, in such daily dividends. Distributions of each Fund's pro rata share of the corresponding Portfolio's net realized long-term capital gains, if any, and any undistributed net realized short-term capital gains are normally declared and paid annually at the end of the fiscal year in which they were earned to the extent they are not offset by any capital loss carry forwards. Unless a shareholder instructs a Trust to pay dividends or capital gains distributions in cash, dividends and distributions will automatically be reinvested at NAV in additional shares of the Fund that paid the dividend or distribution.

                                      TAXES

The following is intended to be a general summary of certain federal income tax consequences of investing in the Fund. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their tax advisors before making an investment in the Fund.

Taxation of the Fund. The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and has qualified as such since its inception. The Fund intends to continue to so qualify in each taxable year as required under the Code in order to avoid payment of federal income tax at the Fund level. In order to qualify as a regulated investment company, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets, and the distribution of its income:


(a) The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and, for tax years beginning after October 22, 2004, net income derived from an interest in a "qualified publicly traded partnership" (i.e., a partnership that is traded on an established securities market or tradable on a secondary market, other than a partnership that derives 90 percent of its income from interest, dividends, capital gains, and other traditional permitted mutual fund income).

(b) The Fund must diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer of such other securities to a value not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer, of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships.


(c) The Fund is required to distribute to its shareholders at least 90% of its taxable and tax-exempt net investment income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually such net investment income and net realized capital gains in the manner required under the Code.

The Fund will be deemed to own its proportionate share of the Portfolio's assets and to earn its proportionate share of the Portfolio's income for purposes of determining whether the Fund satisfies the requirements described above.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Such distributions would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

The Fund is subject to a 4% nondeductible excise tax on amounts required to be but that are not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to the Fund during the prior calendar year. Although the Fund's distribution policies should enable it to avoid excise tax liability, the Fund may retain (and be subject to income or excise tax on) a portion of its capital gain or other income if it appears to be in the interest of the Fund.

Taxation of the Portfolio. The portfolio will be treated as a partnership for federal income tax purposes and, as a result, will not be subject to federal income tax. Instead, the Fund and other investors in the Portfolio will be required to take into account, in computing their federal income tax liability, their respective shares of the Portfolio's income, gains, losses, deductions and credits, without regard to whether they have received any cash distributions from the Portfolio.


Taxation of Fund distributions. Distributions from the Fund generally will be taxable to shareholders as ordinary income to the extent derived from investment income and net short-term capital gains. Distributions of net capital gains (that is, the excess of net gains from the sale of capital assets held more than one year over net losses from the sale of capital assets held for not more than one year), if any, properly designated as capital gain dividends will be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held the shares in the Fund. The Fund expects that it generally will not earn or distribute any long-term capital gains. In addition, the Fund expects that none of its distributions will be treated as "qualified dividend income" eligible for taxation at the rates generally applicable to long-term capital gains for individuals.


Sale or redemption of shares. The sale, exchange or redemption of Fund shares is considered a taxable event. However, because the Fund seeks to maintain a consistent $1.00 share price, you should not realize any taxable gain or loss when you sell or exchange shares. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss.

Foreign Taxation. Foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities may occur. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the Fund's total assets will consist of securities issued by foreign corporations, the Fund will not be eligible to pass through to shareholders their proportionate share of any foreign taxes paid, with the result that shareholders will not be able to include in income, and will not be entitled to take any credits or deductions for such foreign taxes.

Other tax considerations. Under the backup withholding provisions of the Code, redemption proceeds as well as distributions may be subject to federal income tax withholding for certain shareholders, including those who fail to furnish the Fund with their taxpayer identification numbers and certifications as to their tax status.

Shareholders   of  the  Fund  may  be  subject  to  state  and  local  taxes  on distributions received from the Fund and on redemptions of the Fund's shares. Any shareholder who is not a U.S. Person (as such term is defined in the Code) should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a flat U.S. withholding tax rate of 30% (or a potentially lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

Taxation of Non-U.S. Shareholders. Dividends paid by the Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder's conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate).

In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of the Fund.

Recently enacted legislation would generally exempt from United States federal withholding tax properly-designated dividends that (i) are paid in respect of the Fund's "qualified net interest income" (generally, the Fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) and (ii) are paid in respect of the Fund's "qualified short-term capital gains" (generally, the excess of the Fund's net short-term capital gain over the Fund's long-term capital loss for such taxable year). This legislation would apply for taxable years beginning after December 31, 2004 and before January 1, 2008. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute
Form).


                              FINANCIAL STATEMENTS


The financial statements for the Fund and the Portfolio for the fiscal year ended December 31, 2004, are incorporated herein by reference to the Fund's Annual Report dated December 31, 2004. A copy of the Fund's Annual Report may be obtained without charge by contacting the Service Center at 1-800-730-1313.

                                    APPENDIX

Description of Securities Ratings

Description of S&P's corporate bond ratings:

AAA -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

Description of Moody's corporate bond ratings:

Aaa -- Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Fitch's corporate bond ratings:

AAA -- Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

AA -- Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to ratings by the lesser financial power of the enterprise and more local type of market.

Description of S&P commercial paper ratings:

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+.

Description of Moody's commercial paper ratings:

The rating Prime-1 is the highest  commercial  paper rating assigned by Moody's.
Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

Description of Fitch's commercial paper ratings:

F1+ -- Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F1 -- Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

                                             STATEMENT OF ADDITIONAL INFORMATION


                                                                  APRIL 30, 2005



Investment Advisor of the
Portfolio
Deutsche Asset Management,
Inc.
280 Park Avenue
New York, NY 10017

Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808

Custodian
State Street Bank and Trust
Company
225 Franklin Street
Boston, MA  02110

Administrator
Investment Company Capital
Corp.
One South Street
Baltimore, MD 21201

Transfer Agent
Scudder Investments Service
Company
222 South Riverside Plaza
Chicago, IL 60606-5808


Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110


Counsel
Willkie Farr & Gallagher LLP
787 Seventh Avenue

 New York, NY 10019-6099


No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectus, its SAI or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this SAI constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.



                              ====================

Cusip #81111Y101
838SAI (4/05)

                            PART C. OTHER INFORMATION

Item 23.          Exhibits
--------          --------
                  (a)                Declaration of Trust of the Trust;^1

                              (1)    Ninth Amended and Restated Establishment and Designation of Series;^16

                              (2)    Tenth Amended and Restated Establishment and Designation of Series;^16

                              (3)    Eleventh Amended and Restated Establishment and Designation of Series;^16

                              (4)    Fifteenth Amended and Restated Establishment and Designation of Series;^16

                              (5)    Certificate of Amendment dated May 16, 2003;^16

                  (b)                By-Laws of the Trust;^1

                  (c)                Instruments Defining Rights of Security Holders;^3

                  (d)         (1)    Investment  Advisory  Agreement  dated April 25,  2003  between  Asset  Management
                                     Portfolio and Deutsche Asset Management, Inc.;^15

                              (2)    Investment  Sub-Advisory  Agreement  dated April 25, 2003 between  Deutsche  Asset
                                     Management,  Inc.  and  Northern  Trust  Investments,  Inc.,  on  behalf  of Asset
                                     Management Portfolio;^15

                  (e)                Distribution  Agreement between Registrant and Scudder  Distributors,  Inc., dated
                                     August 19, 2002;^13

                  (f)                Bonus/Profit Sharing Contracts - Not Applicable;

                  (g)                Custodian  Agreement  between  Registrant and State Street Bank and Trust Company, dated April 1, 2003;^13

                  (h)         (1)    Administration Agreement;^9

                              (2)    Exhibit A, dated March 31, 2003;^12

                              (3)    Expense  Limitation  Agreement  dated August 1, 2003 among  Scudder  Advisor Funds
                                     III, and Scudder Asset Management Portfolio.  Deutsche Asset Management, Inc., and
                                     Investment Company Capital Corporation;^16

                              (4)    Fund Accounting  Agreement  between  Investment  Company  Capital  Corporation and
                                     Scudder Fund Accounting Corporation dated June 3, 2002;^13

                              (5)    Sub-Administration  and Sub-Fund  Accounting  Agreement between Investment Company
                                     Capital  Corporation,  Scudder Fund  Accounting  Corporation and State Street Bank
                                     and Trust Company dated April 1, 2003;^17

                              (6)    Transfer  Agency  Agreement  dated  December  16,  2002  with  Scudder  Investment
                                     Services Company;^12

                              (7)    Agency  Agreement  between  Scudder  Investments  Service Company and DST Systems,
                                     Inc., dated January 15, 2003;^13


                                       2

                              (8)    Letters of  Indemnity  to the  Scudder  Funds and  Independent  Directors/Trustees
                                     dated October 8, 2004;^19

                  (i)         (1)    Opinion and Consent of Willkie Farr & Gallagher LLP;^16

                  (j)                Consent of Independent Registered Public Accounting Firm;^19

                  (k)                Omitted Financial Statements - Not Applicable;

                  (l)                Investment representation letters of initial shareholders of the Trust; 5

                  (m)                Rule 12b-1 Plans;^12

                  (n)                Rule 18f-3 Plan (Multiple Class Expense Allocation);^2

                              (1)    Revised Multiple Class Expense Allocation Plan;^12

                  (o)                Financial Data Schedules - Not applicable;

                  (p)         (1)    Codes of Ethics for Funds;^6

                              (2)    Codes of Ethics for the Advisor;^12

                              (3)    Code of Ethics for Deutsche Asset Management, Inc. dated January 1, 2004;^16

                              (4)    Codes of Ethics for the Subadvisor;^15

                              (5)    Code of Ethics for Deutsche Asset Management,  Inc. - U.S., dated January 1, 2005;
                                     ^18

                  (q)                Powers of Attorney.^19
--------------------

^1       Incorporated  by reference to  Post-Effective  Amendment No. 5 to Registrant's  Registration  Statement as
         filed with the Commission on July 31, 1995.

^2       Incorporated by reference to  Post-Effective  Amendment No. 14 to Registrant's  Registration  Statement as
         filed with the Commission on February 25, 1997.

^3       Incorporated by reference to Section 6.2 of Registrant's Declaration of Trust.

^4       Incorporated by reference to  Post-Effective  Amendment No. 45 to Registrant's  Registration  Statement as
         filed with the Commission on February 24, 2003.

^5       Incorporated by reference herein to Pre-Effective  Amendment No. 1 to Registrant's  Registration Statement
         as filed with the Commission on June 9, 1992.

^6       Incorporated by reference to  Post-Effective  Amendment No. 34 to Registrant's  Registration  Statement as
         filed with the Commission on June 26, 2001.

^7       Incorporated by reference to  Post-Effective  Amendment No. 36 to Registrant's  Registration  Statement as
         filed with the Commission on April 30, 2001.

^8       Incorporated by reference to  Post-Effective  Amendment No. 37 to Registrant's  Registration  Statement as
         filed with the Commission on July 31, 2001.

^9       Incorporated by reference to  Post-Effective  Amendment No. 38 to Registrant's  Registration  Statement as
         filed with the Commission on January 28, 2002.

                                       3

^10      Incorporated  by reference to Post Effective  Amendment No. 41 to Registrant's  Registration  Statement as
         filed with the Commission on July 30, 2002.

^11      Incorporated by reference to  Post-Effective  Amendment No. 45 to Registrant's  Registration  Statement as
         filed with the Commission on February 24, 2003.

^12      Incorporated by reference to  Post-Effective  Amendment No. 46 to Registrant's  Registration  Statement as
         filed with the Commission on March 31, 2003.

^13      Incorporated by reference to  Post-Effective  Amendment No. 47 to Registrant's  Registration  Statement as
         filed with the Commission on April 30, 2003.

^14      Incorporated by reference to  Post-Effective  Amendment No. 48 to Registrant's  Registration  Statement as
         filed with the Commission on May 1, 2003.

^15      Incorporated by reference to  Post-Effective  Amendment No. 49 to Registrant's  Registration  Statement as
         filed with the Commission on July 25, 2003.

^16      Incorporated by reference to  Post-Effective  Amendment No. 50 to Registrant's  Registration  Statement as
         filed with the Commission on January 30, 2004.

^17      Incorporated by reference to  Post-Effective  Amendment No. 51 to Registrant's  Registration  Statement as
         filed with the Commission on April 29, 2004.

^18      Incorporated by reference to  Post-Effective  Amendment No. 55 to Registrant's  Registration  Statement as
         filed with the Commission on January 28, 2005.

^19      Filed herein.


Item 24.          Persons Controlled by or Under Common Control with Registrant
--------          -------------------------------------------------------------

                  Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference from the Statement of Additional Information contained in Part B of this Registration Statement.

Item 25.          Indemnification
--------          ---------------


                  Deutsche Asset Management, Inc. and Investment Company Capital Corp. (hereafter, "DeAM"), the investment advisor, have agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Independent Trustees) and consultants, whether retained by the Registrant or the Independent Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant ("Private Litigation and Enforcement Actions"). In the event that this indemnification is unavailable to the Registrant for any reason, then DeAM has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DeAM and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, that if no final determination is made in such action or proceeding as to the relative fault of DeAM and the Registrant, then DeAM shall pay the entire amount of such loss, damage, liability or expense.

                  In recognition of its undertaking to indemnify the Registrant, and in light of the rebuttable presumption generally afforded to non-interested board members of an investment company that they have not engaged in disabling conduct, DeAM has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Independent Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Independent Trustees, arising from the matters alleged in any Private Litigation and Enforcement Actions or matters arising from or similar in subject matter to the matters alleged in the Private Litigation and Enforcement Actions (collectively, "Covered Matters"), including without limitation:



                  1. all reasonable legal and other expenses incurred by the Independent Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

                  2. all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

                  3. any loss or reasonable legal and other expenses incurred by any Independent Trustee as a result of the denial of, or dispute  about,  any  insurance  claim  under,  or  actual  or purported rescission or termination of, any policy of insurance arranged by DeAM (or by a representative of DeAM acting as such, acting as a representative of the Registrant or of the Independent Trustees or acting otherwise) for the benefit of the Independent Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DeAM, any of its corporate affiliates, or any of their directors, officers or employees;

                  4. any loss or reasonable legal and other expenses incurred by any Independent Trustee, whether or not such loss or expense is incurred with respect to a Covered Matter, which is otherwise covered under the terms of any specified policy of insurance, but for which the Independent Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DeAM or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to any Covered Matter; provided, that the total amount that DeAM will be obligated to pay under this provision for all loss or expense shall not exceed the amount that DeAM and any of its affiliates actually receive under that policy of insurance for or with respect to any and all Covered Matters; and

                  5. all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DeAM prevails on the merits of any such dispute in a final, nonappealable court order.

                  DeAM is not required to pay costs or expenses or provide indemnification to or for any individual Independent Trustee
                  (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Independent Trustee ultimately would not be entitled to indemnification with respect thereto, or (ii) for any liability of the Independent Trustee to the Registrant or its shareholders to which such Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee's duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that DeAM has paid costs or expenses under the agreement to any individual Independent Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Independent Trustee's liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee's duties as a Trustee of the Registrant, such Independent Trustee has undertaken to repay such costs or expenses to DeAM.

Item 26.          Business and Other Connections of Investment Advisor
--------          ----------------------------------------------------

                  During the last two fiscal years, no director or officer of Deutsche Asset Management, Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27.          Principal Underwriters
--------          ----------------------

                  (a)

                  Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for registered open-end management investment companies for other funds managed by Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc. and Investment Company Capital Corp.

                  (b)

                  Information on the officers and directors of Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                      (1)                                 (2)                                (3)
         Scudder Distributors, Inc.
         Name and Principal            Positions and Offices with               Positions and
         Business Address              Scudder Distributors, Inc.               Offices with Registrant
         ----------------              --------------------------               -----------------------
         Vincent J. Esposito           Chief Executive Officer, Chairman and    None
         60 Wall Street                Director
         New York, NY  10005

         Michael L. Gallagher          President and Director                   None
         222 South Riverside Plaza
         Chicago, IL  60606

         Ralph Mattone                 Chief Financial Officer and Treasurer    None
         60 Wall Street
         New York, NY  10005

         Michael Volo                  Chief Operating Officer and Vice         None
         1325 Avenue of the Americas   President
         New York, NY  10019

         Caroline Pearson              Secretary                                Assistant Secretary
         Two International Place
         Boston, MA  02110-4103

         Donna M. White                Chief Compliance Officer                 None
         1251 Avenue of the Americas
         New York, NY  10020

         David Edlin                   Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Robert Froelich               Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606


                                       6

                      (1)                                 (2)                                (3)
         Scudder Distributors, Inc.
         Name and Principal            Positions and Offices with               Positions and
         Business Address              Scudder Distributors, Inc.               Offices with Registrant
         ----------------              --------------------------               -----------------------

         M. Patrick Donovan            Vice President & Anti-Money Laundering   None
         Two International Place       Compliance Officer
         Boston, MA  02110-4103

         Thomas Winnick                Vice President                           None
         1325 Avenue of the Americas
         New York, NY  10019

         Philip J. Collora             Assistant Secretary                      None
         222 South Riverside Plaza
         Chicago, IL  60606

                  (c)      Not applicable

Item 28.          Location of Accounts and Records
--------          --------------------------------

Scudder Advisor Funds III:                     Deutsche Asset Management
(Registrant)                                   One South Street
                                               Baltimore, MD 21202

State Street Bank and Trust Company:           225 Franklin Street
(Custodian, Sub-Administrator/                 Boston, MA 02110
Accounting Agent)

Deutsche Asset Management, Inc.:               280 Park Avenue
(Investment Advisor)                           New York, NY 10017

Northern Trust Investments, N.A.:              50 South LaSalle Street
(Subadvisor)                                   Chicago, IL 60675

Scudder Investments Service Company:           222 South Riverside Plaza
(Transfer Agent)                               Chicago, IL 60606

Scudder Fund Accounting Corporation:           Two International Place
(Fund Accounting Agent)                        Boston, MA 02110

Scudder Distributors, Inc.:                    222 South Riverside Plaza
(Distributor)                                  Chicago, IL 60606

Investment Company Capital Corp.:              One South Street
(Administrator)                                Baltimore, MD 21202

DST Systems, Inc.:                             333 West 11th Street, 5th Floor
(Sub-Transfer Agent)                           Kansas City, MO 64105

Item 29.          Management Services
--------          -------------------

                  Not applicable

Item 30.          Undertakings
--------          ------------

                  Not applicable

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 22nd day of April 2005.

                                                   SCUDDER ADVISOR FUNDS III

                                                   By: /s/ Julian F. Sluyters
                                                       -----------------------
                                                       Julian F. Sluyters
                                                       Chief Executive Officer


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                                  TITLE                                        DATE
---------                                  -----                                        ----

/s/ Julian F. Sluyters
-------------------------------------
Julian F. Sluyters                         Chief Executive Officer                      April 22, 2005

/s/ Joseph R. Hardiman
-------------------------------------
Joseph R. Hardiman*                        Chairman and Trustee                         April 22, 2005

/s/ Paul H. Schubert
-------------------------------------
Paul H. Schubert                           Chief Financial Officer                      April 22, 2005

/s/ Richard R. Burt
-------------------------------------
Richard R. Burt*                           Trustee                                      April 22, 2005

/s/ S. Leland Dill
-------------------------------------
S. Leland Dill*                            Trustee                                      April 22, 2005

/s/ Martin J. Gruber
-------------------------------------
Martin J. Gruber*                          Trustee                                      April 22, 2005

/s/ Richard J. Herring
-------------------------------------
Richard J. Herring*                        Trustee                                      April 22, 2005

/s/ Graham E. Jones
-------------------------------------
Graham E. Jones*                           Trustee                                      April 22, 2005

/s/ Rebecca W. Rimel
-------------------------------------
Rebecca W. Rimel*                          Trustee                                      April 22, 2005

/s/ Philip J. Saunders, Jr.
-------------------------------------
Philip J. Saunders, Jr.*                   Trustee                                      April 22, 2005

/s/ William N. Searcy
-------------------------------------
William N. Searcy*                         Trustee                                      April 22, 2005

/s/ William N. Shiebler
-------------------------------------
William N. Shiebler*                       Trustee                                      April 22, 2005

*By:    /s/ Caroline Pearson
        --------------------
        Caroline Pearson**
        Assistant Secretary

        **  Attorney-in-fact pursuant to the powers of attorney as filed herein.

                            SCUDDER ADVISOR FUNDS III

                                  Exhibit Index
                                  -------------

                                     (h)(8)
                                       (j)
                                       (q)





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